As filed with the Securities and Exchange Commission on October 5, 2005
                       1933 Act Registration No. 002-85229
                       1940 Act Registration No. 811-03802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
      Pre-Effective Amendment No.  [   ]  [   ]
      Post-Effective Amendment No. [ 47]  [ X ]
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

      Amendment No.                       [ 48] [ X ]

                        (Check appropriate box or boxes)


                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Peter E. Sundman, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1221
                   (Names and Addresses of agents for service)




Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
__ on______________________pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on _____________________pursuant to paragraph (a)(1)
_X_75 days after filing pursuant to paragraph (a)(2)
___on _____________________ pursuant to paragraph (a)(2)


Title of Securities being registered: Shares of Municipal Money Fund, National Municipal Money Fund, New York Municipal Money Fund and Tax-Free Money Fund.

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 47 ON FORM N-1A

  This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 47 on Form N-1A

Part A - Reserve Class Prospectus for National Municipal Money Fund and Tax-Free
         Money Fund

         Investor Class Prospectus for Municipal Money Fund and New York Municipal Money Fund

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                              Subject to Completion
                 Preliminary Prospectus Dated [_________], 2005



LEHMAN BROHTERS






RESERVE CLASS SHARES                National Municipal Money Fund
                                    Tax-Free Money Fund



















PROSPECTUS [________], 2005


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

      RESERVE CLASS SHARES

      National Municipal Money Fund.............
      Tax-Free Money Fund.......................

      YOUR INVESTMENT

      Eligible Accounts.........................
      Maintaining Your Account..................
      Market Timing Policy......................
      Portfolio Holdings Policy.................
      Buying Shares.............................
      Selling Shares............................
      Share Prices..............................
      Distributions and Taxes...................
      Fund Structure............................

THESE FUNDS:
o     require a minimum investment of $1 million
o are designed for investors seeking capital preservation, liquidity and income
o are designed for investors seeking income exempt from federal income tax
o offer you the opportunity to participate in financial markets through professionally managed money market portfolios
o     are also money market sweep funds for certain eligible accounts
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o carry certain risks. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)








(C)2005 Lehman Brothers  All rights reserved.

NATIONAL MUNICIPAL MONEY FUND


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests at least 80% of its net assets in high-quality, short-term securities from municipal issuers around the country. The fund seeks to maintain a stable $1.00 share price. The fund's dividends are generally exempt from federal income tax, other than the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of municipal securities of various types and maturities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the fund's performance depends on credit quality and interest rates. Because the fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the fund's yields typically will fall as well. Over time, the fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the fund invests in so-called "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. These bonds may be a significant portion of the fund's holdings. Consult your tax adviser for more information.

The fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the fund was new. Accordingly, performance charts are not included.

To obtain the fund's current yield, call [___-___-____] or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return. You can also ask for information on how the fund's yields compare to taxable yields after taxes are taken into consideration.

Investor Expenses

The fund does not charge you any fees for buying, selling, or exchanging shares of the fund or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
-----------------------------------------------------------------------
SHAREHOLDER FEES                                          None
-----------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from fund assets, so you pay them indirectly.

                  Management fees*                        0.33
PLUS:             Distribution (12b-1) fees               None
                  Other expenses**                        0.08
EQUALS:           Total annual operating expenses***      0.41

*    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.
*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS VOLUNTARILY AGREED TO REIMBURSE OR WAIVE CERTAIN EXPENSES OF THE FUND, SO THAT THE TOTAL
     ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.17% OF AVERAGE
     NET ASSETS FOR THE FIRST SIX MONTHS, 0.20% OF AVERAGE NET ASSETS FOR THE SECOND SIX MONTHS, AND 0.23% OF AVERAGE NET ASSETS AFTER THE FIRST
     YEAR. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. NBMI MAY, AT ITS SOLE
     DISCRETION, TERMINATE THIS VOLUNTARY COMMITMENT WITH NOTICE TO THE
     FUND.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $42            $132

PORTFOLIO MANAGERS

[To be added by subsequent amendment]

INVESTMENT MANAGER

Neuberger Berman Management Inc. is the fund's investment manager, administrator, and distributor. It engages Lehman Brothers Asset Management LLC as sub-adviser to provide day-to-day investment management services. Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. As investment manager, Neuberger Berman Management Inc. is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.25% of the first $500 million, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% in excess of $2 billion of the Fund's average daily net assets for investment management services and 0.08% of average daily net assets for administrative services provided to the fund's shares.

Financial Highlights

When this prospectus was prepared, the fund was new and had no financial highlights to report.

TAX-FREE MONEY FUND

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, FROM THE FEDERAL ALTERNATIVE MINIMUM TAX, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The fund also normally invests at least 80% of its net assets in securities the interest on which is not a preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The fund seeks to maintain a stable $1.00 share price. The fund's dividends are generally exempt from federal income tax. A portion of the dividends you receive may also be exempt from state and local taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the fund's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the fund may invest in taxable securities, whose interest income is subject to local, state and federal tax, including the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the fund's performance depends on credit quality and interest rates. Because the fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the fund's yields typically will fall as well. Over time, the fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipalities, there is the risk that an issuer could go into default, which would affect the fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the fund invests in so-called "private activity bonds", its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Consult your tax advisor for more information.

The fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the fund was new. Accordingly, performance charts are not included.

To obtain the fund's current yield, call [___-___-____] or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return. You can also ask for information on how the fund's yields compare to taxable yields after taxes are taken into consideration.

Investor Expenses

The fund does not charge you any fees for buying, selling, or exchanging shares of the fund or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                               None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from fund assets, so you pay them indirectly

                          Management fees*                     [0.33]
PLUS:                     Distribution (12b-1) fees            None
                          Other expenses**                     [0.07]
EQUALS:                   Total annual operating expenses***   [0.40]

*    "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
**   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.
*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS VOLUNTARILY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.17% OF AVERAGE NET
     ASSETS FOR THE FIRST SIX MONTHS, 0.20% OF AVERAGE NET ASSETS FOR THE SECOND SIX MONTHS, AND 0.23% OF AVERAGE NET ASSETS AFTER THE FIRST
     YEAR. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. NBMI MAY, AT ITS SOLE
     DISCRETION, TERMINATE THIS VOLUNTARY COMMITMENT WITH NOTICE TO THE
     FUND.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $41            $128

PORTFOLIO MANAGER

[To be added by subsequent amendment]

INVESTMENT MANAGER

Neuberger Berman Management Inc. is the fund's investment manager, administrator, and distributor. It engages Lehman Brothers Asset Management LLC as sub-adviser to provide day-to-day investment management services. Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. As investment manager, Neuberger Berman Management Inc. is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.25% of the first $500 million, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% in excess of $2 billion of the Fund's average daily net assets for investment management services and 0.08% of average daily net assets for administrative services provided to the fund's shares.

Financial Highlights

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Lehman Brothers
Your Investment

ELIGIBLE ACCOUNTS

The funds offer their Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class Shares are also available as cash sweep vehicles for certain institutional investors. The Reserve Class has a minimum initial investment of $1 million.

The Reserve Class shares of each of the funds described in this prospectus are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

In exchange for the services it offers, Lehman Brothers and your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The funds offer their Reserve Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The funds are designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances in an eligible account are automatically invested in the funds on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES -- Instructions for buying shares through Lehman Brothers are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the funds' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, [NBMI] will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to [NBMI] or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with either fund, your order is deemed accepted on the date you preselected on your

SIP application for the systematic investments to occur. Fund investors whose purchase orders are converted to "federal funds" before [3:00 p.m.] will accrue a dividend the same day. Normally, for the funds, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES -- If you bought your shares through Lehman Brothers, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Fund investors who place an order to sell shares before [3:00 p.m.] will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees"). These cases include:

   o  when selling more than $50,000 worth of shares
   o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
   o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1 million worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

   o  both accounts must have the same registration
   o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
   o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery. You may also use FUNDFONE(R) or visit our website at www.nb.com.

PROCEEDS FROM THE SALE OF SHARES--The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

     o  in unusual circumstances where the law allows additional time if needed
     o if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:

     o  suspend the offering of shares
     o  reject any exchange or purchase order
     o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
     o  change, suspend, or revoke the exchange privilege
     o  suspend the telephone order privilege
     o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders
     o suspend or postpone your right to sell fund shares or postpone payments or redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC
     o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when the Exchange or the bond market is closed
     o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when the Exchange or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
     o [postpone payments for redemption requests received after [3:00 p.m.] Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order]
     o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
     o take orders to purchase or sell fund shares when the Exchange is closed; an announcement of this will appear at www.nb.com

SIGNATURE GUARANTEES

A SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A SIGNATURE GUARANTEE.

INVESTMENT PROVIDERS

THE RESERVE CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT'S MOST RELEVANT TO YOU.

AS A FUND SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERESM. IF YOU WANT FURTHER INFORMATION, PLEASE CALL [___-___-____].

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

NBMI applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders.
Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the funds' policies and procedures with respect to disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through [Lehman Brothers or] an investment provider should contact them for instructions.

BUYING SHARES
-------------------------------------------------------------------------------
METHOD        THINGS TO KNOW                   INSTRUCTIONS
-------------------------------------------------------------------------------
SENDING US A  Your first investment must be    Fill out the application and
CHECK         at least $1 million              enclose your check

              Additional investments can be    If regular first-class mail,
              as little as $100                send to:

              We cannot accept cash, money        Lehman Brothers Funds
              orders, starter checks,             Boston Service Center
              cashier's checks, travelers         P.O. Box 8403
              checks, or other cash               Boston, MA 02266-8403
              equivalents
                                               If express delivery,
              You will be responsible for any  registered mail, or certified losses or fees resulting from a  mail, send to:
              bad check; if necessary, we may
              sell other shares belonging to       Lehman Brothers Funds
              you in order to cover these          c/o State Street Bank and
              losses                               Trust Company
                                                   66 Brooks Drive
              All checks must be made out to       Braintree, MA 02184-3839
              "Lehman Brothers Funds"; we
              cannot accept checks made out
              to you or other parties and
              signed over to us
-------------------------------------------------------------------------------
WIRING MONEY  A wire for a first investment    Before wiring any money, call
              must be for at least $1 million  [___-___-____] for an order confirmation
              Wires for additional
              investments must be for at       Have your financial
              least [$1,000]                   institution send your wire to
                                               State Street Bank and Trust
                                               Company

                                               Include your name, the fund
                                               name, your account number and
                                               other information as requested
-------------------------------------------------------------------------------
EXCHANGING    An exchange for a first          Call [___-___-____] to place
FROM ANOTHER  investment must be for at least  your order
FUND          $1 million; additional
              investments must be for at       To place an order using
              least [$1,000]                   FUNDFONE(R), call
                                               800-335-9366 or through our
              Both accounts involved must be   website at www.nb.com
              registered in the same name,
              address and tax ID number

              An exchange order cannot be
              cancelled or changed once it
              has been placed
-------------------------------------------------------------------------------
BY TELEPHONE  We do not accept phone orders    Call [___-___-____] to notify
              for a first investment           us of your purchase

              Additional investments must be   Immediately follow up with a
              for at least [$1,000]            wire or electronic transfer

              Additional shares will be        To add shares to an existing
              purchased when your order is     account using FUNDFONE(R), call
              accepted                         800-335-9366 or you can use
                                               our website at www.nb.com
-------------------------------------------------------------------------------
SETTING UP    All investments must be at       Call [___-___-____] for
SYSTEMATIC    least [$100]                     instructions
INVESTMENTS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
METHOD        THINGS TO KNOW                   INSTRUCTIONS
-------------------------------------------------------------------------------
SENDING US A  Unless you instruct us           Send us a letter requesting us
LETTER        otherwise, we will mail your     to sell shares signed by all
              proceeds by check to the         registered owners; include
              address of record, payable to    your name, account number, the
              the registered owner(s)          fund name, the dollar amount
                                               or number of shares you want
              If you have designated a bank    to sell, and any other
              account on your application,     instructions
              you can request that we wire
              the proceeds to this account;    If regular first-class mail,
              [if the total balance in all of  send to:
              your Lehman Brothers fund
              accounts is less than $200,000,     Lehman Brothers Funds
              you will be charged an $8.00        Boston Service Center
              wire fee]                           P.O. Box 8403
                                                  Boston, MA 02266-8403
              You can also request that we
              send the proceeds to your        If express delivery,
              designated bank account by       registered mail, or certified
              electronic transfer (ACH)        mail, send to:
              without fee
                                                  Lehman Brothers Funds
              You may need a signature            c/o State Street Bank and
              guarantee                           Trust Company
                                                  66 Brooks Drive
              Please also supply us with your     Braintree, MA 02184-3839
              e-mail address and daytime
              telephone number when you write
              to us in the event we need to
              reach you
-------------------------------------------------------------------------------
SENDING US A  For amounts of up to [$50,000]   Write a request to sell shares
FAX                                            as described above
              Not available if you have        Call [___-___-____] to obtain
              changed the address on the       the appropriate fax number
              account in the past 15 days
-------------------------------------------------------------------------------
CALLING IN    All phone orders to sell shares  Call [___-___-____] to place
YOUR ORDER    must be for at least [$1,000]    your order
              unless you are closing out an
              account                          Give your name, account
                                               number, the fund name, the
              Not available if you have        dollar amount or number of
              declined the phone option or     shares you want to sell, and
              are selling shares in certain    any other instructions
              retirement accounts (The only
              exception is for those           To place an order using
              retirement shareholders who are  FUNDFONE(R), call
              at least 59 1/2 or older and     800-335-9366 or visit our
              have their birthdates on file)   website at www.nb.com

              Not available if you have
              changed the address on the
              account in the past 15 days
-------------------------------------------------------------------------------
EXCHANGING    All exchanges must be for at     Call [___-___-____] to place
INTO ANOTHER  least [$1,000]                   your order
FUND
              Both accounts must be            To place an order using
              registered in the same name,     FUNDFONE(R), call
              address and tax ID number        800-335-9366 or visit our
                                               website at www.nb.com
              An exchange order cannot be
              cancelled or changed once it
              has been placed
-------------------------------------------------------------------------------
SETTING UP    [For accounts with at least      Call [___-___-____] for
SYSTEMATIC    $5,000 worth of shares in them]  instructions
WITHDRAWALS
              Withdrawals must be at least
              [$100]
-------------------------------------------------------------------------------
BY CHECK      Withdrawals must be for at
              least [$250]

              Cannot include dividends
              accrued but not yet posted to
              your account
-------------------------------------------------------------------------------

SHARE PRICES

Because Reserve Class shares of these funds do not have sales charges, the price you pay for each share of a fund is the net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The funds are open for business every day that both the Exchange [and the Federal Reserve] are open. The Exchange [and the Federal Reserve] are closed on all national holidays; the Exchange is also closed on Good Friday[, and the Federal Reserve is closed on Columbus Day and Veterans Day]. Fund shares will not be priced on those days and any other day the Exchange [or Federal Reserve] is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by [_:00 _.m.] Eastern time in order to be processed that day. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each fund calculates its share price as of [3:00 p.m.] on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF RESERVE CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE RESERVE CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF RESERVE CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

PRIVILEGES AND SERVICES

If you are buying or selling shares directly, you have access to a range of services to make investing easier. Investors buying or selling shares through [Lehman Brothers or] an investment provider should contact them for instructions on any services.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each fund declares income dividends daily and pays them monthly. The funds do not anticipate making any capital gain distributions.

Unless you designate otherwise, your income dividends [and capital gain distributions] from a fund will be reinvested in additional shares of the distributing class of that fund. However, if you prefer you will receive all distributions in cash [or reinvest capital gain distribution but receive income dividends in cash.] Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in the fund or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- [Except for tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.] The part of a fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of the fund's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of the funds are not appropriate investments for those plans, accounts and investors.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

In general, income dividends from the funds generally are free from federal income tax. However, if you are a high-income individual who would owe comparatively little in federal income tax, some of your fund dividends may be subject to the federal alternative minimum tax. In addition, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of that tax, and part of the funds' income dividends may be a Tax Preference Item. A fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

HOW SHARE TRANSACTIONS ARE TAXED -- [Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.] Other accounts that sell fund shares will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS, IF ANY, CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

FUND STRUCTURE

Each fund uses a "multiple class" structure. The funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the funds.

 LEHMAN BROTHERS

NEUBERGER BERMAN INCOME FUNDS
RESERVE CLASS SHARES

No load, sales charges or 12b-1 fees

If you'd like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions
o     fund performance data and financial statements
o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each fund, including:

o     various types of securities and practices, and their risks
o     investment limitations and additional policies
o     information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:  LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.nb.com
Email:  fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

SEC file number 811-3802
F0176 07/05

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
                 Preliminary Prospectus Dated [_________], 2005


LEHMAN BROTHERS
























INVESTOR CLASS SHARES         Municipal Money Fund
                              New York Municipal Money Fund








PROSPECTUS [________], 2005


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Lehman Brothers
CONTENTS

      INVESTOR CLASS SHARES

      Municipal Money Fund............................
      New York Municipal Money Fund...................


      YOUR INVESTMENT

      Eligible Accounts...............................
      Maintaining Your Account........................
      Market Timing Policy............................
      Portfolio Holdings Policy.......................
      Buying Shares...................................
      Selling Shares..................................
      Share Prices....................................
      Distributions and Taxes.........................
      Fund Structure..................................

THESE FUNDS:

o are designed for investors seeking capital preservation, liquidity and income
o are designed for investors seeking income exempt from federal income tax and, for investors in the New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes
o offer you the opportunity to participate in financial markets through professionally managed money market portfolios
o     are also money market sweep funds for certain eligible accounts
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o carry certain risks. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)



(C)2005 Lehman Brothers  All rights reserved.

MUNICIPAL MONEY FUND
(FORMERLY, NEUBERGER BERMAN MUNICIPAL MONEY FUND)

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The fund seeks to maintain a stable $1.00 share price. The fund's dividends are generally exempt from federal income tax, other than the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of municipal securities of various types and maturities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the fund's performance depends on credit quality and interest rates. Because the fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the fund's yields typically will fall as well. Over time, the fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the fund invests in so-called "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Historically, these bonds have made up a significant portion of the fund's holdings. Consult your tax adviser for more information.

The fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
-----------------------
   Year         %
-----------------------
   1995       3.30
-----------------------
   1996       2.80
-----------------------
   1997       3.03
-----------------------
   1998       2.86
-----------------------
   1999       2.67
-----------------------
   2000       3.52
-----------------------
   2001       2.26
-----------------------
   2002       0.87
-----------------------
   2003       0.44
-----------------------
   2004       0.61
-----------------------
Best quarter: Q4 `00, 0.94%   Worst quarter: Q3 `03, 0.07%



AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/04
-----------------------------------------------------------------
                                   1 Year    5 Years   10 Years
-----------------------------------------------------------------
MUNICIPAL MONEY FUND                0.61       1.53      2.23
-----------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL
DISTRIBUTIONS WERE REINVESTED IN THE FUND AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL [___-___-____] OR VISIT OUR WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO ASK FOR INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
-------------------------------------------------------------------------
SHAREHOLDER FEES                                             None
-------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from fund assets, so you pay them indirectly

                  Management fees*                           0.52
PLUS:             Distribution (12b-1) fees                  None
                  Other expenses                             0.09
-------------------------------------------------------------------------
EQUALS:           Total annual operating expenses            0.61
-------------------------------------------------------------------------
MINUS:            Expense Reimbursement                      0.02
-------------------------------------------------------------------------
EQUALS:           Net Expenses**                             0.59
-------------------------------------------------------------------------

* "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES. ** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH [10/31/2009], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.59% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.59% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year        3 Years       5 Years      10 Years

     Expenses           $60          $189          $334          $756

PORTFOLIO MANAGERS

[To be added by subsequent amendment]

INVESTMENT MANAGER

Neuberger Berman Management Inc. is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide [day-to-day investment management services]. As investment manager, Neuberger Berman Management Inc. is responsible for overseeing the activities of Neuberger Berman, LLC. Together, the Neuberger Berman affiliates manage $82.9 billion in total assets (as of 12/31/2004) and continue an asset management history that began in 1939. For the 12 months ended 10/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. by the fund were 0.52% of average net assets.

Financial Highlights

-------------------------------------------------------------------------------------------------------------

                                                                                           SIX MONTHS ENDED
                                                                                            APRIL 30, 2005
YEAR ENDED OCTOBER 31,                       2000      2001      2002      2003      2004    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
        Share price (NAV) at beginning      0.9998    0.9997    0.9998    0.9998    0.9998     0.9998
        of period

PLUS:   Income from investment
        operations
        Net investment income               0.0336    0.0269    0.0092    0.0050    0.0051     0.0063
        Net gains/losses - realized            -      0.0001(2)    -         -         -       0.0001
        Subtotal: income from               0.0336    0.0270    0.0092    0.0050    0.0051     0.0064
        investment operations

MINUS:  Distributions to shareholders
        Income dividends                    0.0336    0.0269    0.0092    0.0050    0.0051     0.0063
        Capital gain distributions          0.0001       -         -         -         -          -
        Subtotal: distributions to          0.0337    0.0269    0.0092    0.0050    0.0051     0.0063
        shareholders

EQUALS: Share price (NAV) at end            0.9997    0.9998    0.9998    0.9998    0.9998     0.9999
        of period

-------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                      0.67      0.60      0.62      0.61      0.61       0.59(3)
Expenses(1)                                 0.68      0.61      0.62      0.61      0.61       0.59(3)
Net investment income --actual              3.33      2.60      0.92      0.50      0.51       1.29(3)

-------------------------------------------------------------------------------------------------------------
OTHER DATA

Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                            3.41      2.72      0.93      0.50      0.51       0.63(4)

Net assets at end of period (in             255.5     455.2     533.3     410.9     426.1      559.7
millions of dollars)
-------------------------------------------------------------------------------------------------------------

ALL OF THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT
SHAREHOLDER REPORT (SEE BACK COVER).  THE FIGURES FOR THE SIX MONTHS ENDED APRIL 30, 2005 ARE UNAUDITED.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(2) THE AMOUNT SHOWN MAY NOT AGREE WITH AGGREGATE GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND
REPURCHASES OF FUND SHARES.

(3) ANNUALIZED.

(4) NOT ANNUALIZED.

NEW YORK MUNICIPAL MONEY FUND

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal, New York State and New York City personal income taxes. The fund seeks to maintain a stable $1.00 share price. The fund's dividends are generally exempt from federal income tax, other than the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local taxes, depending on where you live.

The managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the fund's assets primarily in a mix of municipal securities of New York that is intended to provide as high a tax-exempt yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the fund may invest in taxable securities, whose interest income is subject to New York State and New York City personal income tax and federal income tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the fund's performance depends on credit quality and interest rates. Because the fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the fund's yields typically will fall as well. Over time, the fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipalities, there is the risk that an issuer could go into default, which would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the fund intends to primarily invest in municipal securities of New York, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states.

To the extent that the fund invests in so-called "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Consult your tax advisor for more information.

The fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS THAT ARE EXEMPT ONLY FROM FEDERAL INCOME TAX. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT EXEMPT FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the fund was new. Accordingly, performance charts are not included.

To obtain the fund's current yield, call [___-___-____] or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return. You can also ask for information on how the fund's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
-------------------------------------------------------------------------
SHAREHOLDER FEES                                             None
-------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)
These are deducted from fund assets, so you pay them indirectly

                  Management fees*                           0.52
PLUS:             Distribution (12b-1) fees                  None
                  Other expenses**                           0.08
-------------------------------------------------------------------------
EQUALS:           Total annual operating expenses            0.60
-------------------------------------------------------------------------
MINUS:            Expense reimbursement                      0.01
-------------------------------------------------------------------------
EQUALS:           Net expenses***                            0.59
-------------------------------------------------------------------------






* "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
** "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. *** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH [10/31/2009], SO THAT THE
TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.59% OF AVERAGE
NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NBMI FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 0.59% OF ITS AVERAGE NET ASSETS.
ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH
NBMI INCURRED THE EXPENSE.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year        3 Years

     Expenses           $59          $186

PORTFOLIO MANAGERS

[To be added by subsequent amendment]

INVESTMENT MANAGER

Neuberger Berman Management Inc. is the fund's investment manager, administrator, and distributor. It engages Lehman Brothers Asset Management LLC as sub-adviser to provide day-to-day investment management services. Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. As investment manager, Neuberger Berman Management Inc. is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.25% of the first $500 million, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% in excess of $2 billion of the Fund's average daily net assets for investment management services and 0.27% of average daily net assets for administrative services provided to the fund's shares.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

LEHMAN BROTHERS
YOUR INVESTMENT

ELIGIBLE ACCOUNTS

The funds offer their Investor Class shares for purchase by investors directly and through investment providers. Investor Class Shares are also available as cash sweep vehicles for certain institutional investors. The Investor Class has a minimum initial investment of $2,000.

The Investor Class shares of each of the funds described in this prospectus are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the funds described in this prospectus and by Neuberger Berman Management Inc.
(NBMI). However, most of the information you'll need for managing your investment will come from Lehman Brothers or from your investment provider. This includes information on how to buy and sell Investor Class shares, investor services, and additional policies.

In exchange for the services it offers, Lehman Brothers and your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The funds offer their Investor Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The funds are designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances in an eligible account are automatically invested in the funds on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES -- Instructions for buying shares through Lehman Brothers are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the funds' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, [NBMI] will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to [NBMI] or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with either fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. Fund investors whose purchase orders are converted to "federal funds" before [3:00 p.m.]
will accrue a dividend the same day. Normally, for the funds, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES -- If you bought your shares through Lehman Brothers, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Fund investors who place an order to sell shares before [3:00 p.m.] will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "Signature Guarantees"). These cases include:

   o  when selling more than $50,000 worth of shares
   o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
   o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $2,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

   o  both accounts must have the same registration
   o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
   o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery. You may also use FUNDFONE(R) or visit our website at www.nb.com.

PROCEEDS FROM THE SALE OF SHARES--The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

   o  in unusual circumstances where the law allows additional time if needed
   o if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:

     o  suspend the offering of shares
     o  reject any exchange or purchase order
     o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
     o  change, suspend, or revoke the exchange privilege
     o  suspend the telephone order privilege
     o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders
     o suspend or postpone your right to sell fund shares or postpone payments or redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC
     o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when the Exchange or the bond market is closed
     o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days on days when the Exchange or the bond market closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
     o [postpone payments for redemption requests received after [3:00 p.m.] Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order]
     o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
     o take orders to purchase or sell fund shares when the Exchange is closed; an announcement of this will appear at www.nb.com

SIGNATURE GUARANTEES

A SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A SIGNATURE GUARANTEE.

INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT'S MOST RELEVANT TO YOU.

AS A FUND SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERESM. IF YOU WANT FURTHER INFORMATION, PLEASE CALL [___-___-____].

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

NBMI applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the funds' policies and procedures with respect to disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through [Lehman Brothers or] an investment provider should contact them for instructions.

BUYING SHARES
-------------------------------------------------------------------------------
METHOD        THINGS TO KNOW                   INSTRUCTIONS
-------------------------------------------------------------------------------
SENDING US A  Your first investment must be    Fill out the application and
CHECK         at least $2,000                  enclose your check

              Additional investments can be    If regular first-class mail,
              as little as $100                send to:

              We cannot accept cash, money        Lehman Brothers Funds
              orders, starter checks,             Boston Service Center
              cashier's checks, travelers         P.O. Box 8403
              checks, or other cash               Boston, MA 02266-8403
              equivalents
                                               If express delivery,
              You will be responsible for any  registered mail, or certified losses or fees resulting from a  mail, send to:
              bad check; if necessary, we may
              sell other shares belonging to       Lehman Brothers Funds
              you in order to cover these          c/o State Street Bank and
              losses                               Trust Company
                                                   66 Brooks Drive
              All checks must be made out to       Braintree, MA 02184-3839
              "Lehman Brothers Funds"; we
              cannot accept checks made out
              to you or other parties and
              signed over to us
-------------------------------------------------------------------------------
WIRING MONEY  A wire for a first investment    Before wiring any money, call
              must be for at least $2,000      [___-___-____] for an order
                                               confirmation
              Wires for additional
              investments must be for at       Have your financial
              least $1,000                     institution send your wire to
                                               State Street Bank and Trust
                                               Company

                                               Include your name, the fund
                                               name, your account number and
                                               other information as requested
-------------------------------------------------------------------------------
EXCHANGING    An exchange for a first          Call [___-___-____] to place
FROM ANOTHER  investment must be for at least  your order
FUND          $2,000; additional investments
              must be for at least $1,000      To place an order using
                                               FUNDFONE(R), call
              Both accounts involved must be   800-335-9366 or through our
              registered in the same name,     website at www.nb.com
              address and tax ID number

              An exchange order cannot be
              cancelled or changed once it
              has been placed
-------------------------------------------------------------------------------
BY TELEPHONE  We do not accept phone orders    Call [___-___-____] to notify
              for a first investment           us of your purchase

              Additional investments must be   Immediately follow up with a
              for at least $1,000              wire or electronic transfer

              Additional shares will be        To add shares to an existing
              purchased when your order is     account using FUNDFONE(R), call
              accepted                         800-335-9366 or you can use
                                               our website at www.nb.com
-------------------------------------------------------------------------------
SETTING UP    All investments must be at       Call [___-___-____] for
SYSTEMATIC    least $100                       instructions
INVESTMENTS
-------------------------------------------------------------------------------

SELLING SHARES
-------------------------------------------------------------------------------
METHOD        THINGS TO KNOW                   INSTRUCTIONS
-------------------------------------------------------------------------------
SENDING US A  Unless you instruct us           Send us a letter requesting us
LETTER        otherwise, we will mail your     to sell shares signed by all
              proceeds by check to the         registered owners; include
              address of record, payable to    your name, account number, the
              the registered owner(s)          fund name, the dollar amount
                                               or number of shares you want
              If you have designated a bank    to sell, and any other
              account on your application,     instructions
              you can request that we wire
              the proceeds to this account;    If regular first-class mail,
              if the total balance in all of   send to:
              your Lehman Brothers fund
              accounts is less than $200,000,     Lehman Brothers Funds
              you will be charged an $8.00        Boston Service Center
              wire fee                            P.O. Box 8403
                                                  Boston, MA 02266-8403
              You can also request that we
              send the proceeds to your        If express delivery,
              designated bank account by       registered mail, or certified
              electronic transfer (ACH)        mail, send to:
              without fee
                                                  Lehman Brothers Funds
              You may need a signature            c/o State Street Bank and
              guarantee                           Trust Company
                                                  66 Brooks Drive
              Please also supply us with your     Braintree, MA 02184-3839
              e-mail address and daytime
              telephone number when you write
              to us in the event we need to
              reach you
-------------------------------------------------------------------------------
SENDING US A  For amounts of up to $50,000     Write a request to sell shares
FAX                                            as described above
              Not available if you have        Call [___-___-____] to obtain
              changed the address on the       the appropriate fax number
              account in the past 15 days
-------------------------------------------------------------------------------
CALLING IN    All phone orders to sell shares  Call [___-___-____] to place
YOUR ORDER    must be for at least $1,000      your order
              unless you are closing out an
              account                          Give your name, account
                                               number, the fund name, the
              Not available if you have        dollar amount or number of
              declined the phone option or     shares you want to sell, and
              are selling shares in certain    any other instructions
              retirement accounts (The only
              exception is for those           To place an order using
              retirement shareholders who are  FUNDFONE(R), call
              at least 59 1/2 or older and     800-335-9366 or visit our
              have their birthdates on file)   website at www.nb.com

              Not available if you have
              changed the address on the
              account in the past 15 days
-------------------------------------------------------------------------------
EXCHANGING    All exchanges must be for at     Call [___-___-____] to place
INTO ANOTHER  least $1,000                     your order
FUND
              Both accounts must be            To place an order using
              registered in the same name,     FUNDFONE(R), call
              address and tax ID number        800-335-9366 or visit our
                                               website at www.nb.com
              An exchange order cannot be
              cancelled or changed once it
              has been placed
-------------------------------------------------------------------------------
SETTING UP    For accounts with at least       Call [___-___-____] for
SYSTEMATIC    $5,000 worth of shares in them   instructions
WITHDRAWALS
              Withdrawals must be at least
              $100
-------------------------------------------------------------------------------
BY CHECK      Withdrawals must be for at
              least $250

              Cannot include dividends
              accrued but not yet posted to
              your account
-------------------------------------------------------------------------------

SHARE PRICES

Because Investor Class shares of these funds do not have sales charges, the price you pay for each share of a fund is the net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The funds are open for business every day that both the Exchange [and the Federal Reserve] are open. The Exchange [and the Federal Reserve] are closed on all national holidays; the Exchange is also closed on Good Friday[, and the Federal Reserve is closed on Columbus Day and Veterans Day]. Fund shares will not be priced on those days and any other day the Exchange [or Federal Reserve] is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by [_:00 _.m.] Eastern time in order to be processed that day. Because fixed income securities trade in markets outside the Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website, www.nb.com.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each fund calculates its share price as of [3:00 p.m.] on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF INVESTOR CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE INVESTOR CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

PRIVILEGES AND SERVICES

If you are buying or selling shares directly, you have access to a range of services to make investing easier. Investors buying or selling shares through [Lehman Brothers or] an investment provider should contact them for instructions on any services.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each fund declares income dividends daily and pays them monthly. The funds do not anticipate making any capital gain distributions.

Unless you designate otherwise, your income dividends [and capital gain distributions] from a fund will be reinvested in additional shares of the distributing class of that fund. However, if you prefer you will receive all distributions in cash [or reinvest capital gain distribution but receive income dividends in cash.] Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in the fund or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -- [Except for tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.] The part of a fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of the fund's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of the funds are not appropriate investments for those plans, accounts and investors.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income (other than exempt-interest dividends) and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. It is not expected that any of the fund's distributions will be attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

In general, income dividends from the funds generally are free from federal income tax. However, if you are a high-income individual who would owe comparatively little in federal income tax, some of your fund dividends may be subject to the federal alternative minimum tax. In addition, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of that tax, and part of the funds' income dividends may be a Tax Preference Item. A fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in the New York Municipal Money Fund, for New York State and New York City personal income tax purposes, distributions derived from interest on municipal securities on New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York State and New York City personal income taxes.

HOW SHARE TRANSACTIONS ARE TAXED -- [Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.] Other accounts that sell fund shares will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS, IF ANY, CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

FUND STRUCTURE

Each fund uses a "multiple class" structure. The funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the funds.

NEUBERGER BERMAN INCOME FUNDS
INVESTOR CLASS SHARES

No load, sales charges or 12b-1 fees

If you'd like further details on these funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

     o a discussion by the portfolio managers about strategies and market conditions
     o  fund performance data and financial statements
     o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these funds, including:

     o  various types of securities and practices, and their risks
     o  investment limitations and additional policies
     o  information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC AND LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Institutional Support Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

SEC file number 811-3802
F0176 07/05

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                              Subject to Completion
     Preliminary Statement of Additional Information Dated [_________], 2005


--------------------------------------------------------------------------------

                          NEUBERGER BERMAN INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                  Investor Class Shares and Trust Class Shares

                            DATED [___________], 2005

                              MUNICIPAL MONEY Fund
                          NEW YORK MUNICIPAL MONEY Fund
                          NATIONAL MUNICIPAL MONEY Fund
                               TAX-FREE MONEY Fund


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

     MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund, NEW YORK MUNICIPAL MONEY Fund, and TAX-FREE MONEY Fund (each a "Fund", collectively the "Funds") are mutual funds that offer shares pursuant to Prospectuses dated [_________], 2005.

     The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Cash Management and Temporary Defensive Positions......................3
      Additional Investment Information......................................3

SPECIAL RISK CONSIDERATIONS FOR NEW YORK MUNICIPAL MONEY FUND...............17

CERTAIN RISK CONSIDERATIONS.................................................27

PERFORMANCE INFORMATION.....................................................28
      Yield Calculations....................................................28
      Tax Equivalent Yield..................................................28

TRUSTEES AND OFFICERS.......................................................30

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................43
      Investment Manager and Administrator..................................43
      Management and Administration Fees....................................44
      Waivers and Reimbursements............................................45
      Sub-Adviser [UPDATE]..................................................46
      Board Consideration of the Management and Sub-Advisory Agreements
       [UPDATE].............................................................47
      Investment Companies Managed..........................................48
      Code of Ethics........................................................50
      Management and Control of NB Management and Neuberger Berman..........50

DISTRIBUTION ARRANGEMENTS...................................................51

ADDITIONAL PURCHASE INFORMATION.............................................52
      Share Prices and Net Asset Value......................................52

ADDITIONAL EXCHANGE INFORMATION [UPDATE]....................................52

ADDITIONAL REDEMPTION INFORMATION...........................................56
      Suspension of Redemptions.............................................56
      Redemptions in Kind...................................................56

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................56

ADDITIONAL TAX INFORMATION..................................................57
      Taxation of the Funds.................................................57
      Taxation of the Funds' Shareholders...................................59
      New York Tax Matters..................................................60

VALUATION OF PORTFOLIO SECURITIES...........................................61

PORTFOLIO TRANSACTIONS......................................................61
      Proxy Voting..........................................................65

PORTFOLIO HOLDINGS DISCLOSURE...............................................66
      Portfolio Holdings Disclosure Policy..................................66
      Portfolio Holdings Disclosure Procedures..............................66
      Portfolio Holdings Approved Recipients................................67

REPORTS TO SHAREHOLDERS.....................................................68

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................68

CUSTODIAN AND TRANSFER AGENT................................................69

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................69

LEGAL COUNSEL...............................................................69

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................69

REGISTRATION STATEMENT......................................................70

FINANCIAL STATEMENTS........................................................70

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

     Each Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

     (2)   a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

     Each Fund determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The fundamental investment policies and limitations of MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund, NEW YORK MUNICIPAL MONEY Fund, and TAX-FREE MONEY Fund are as follows, unless otherwise indicated:

     1. BORROWING. No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. No Fund may purchase commodities or contracts thereon, but this restriction shall not prohibit each Fund from purchasing the securities of issuers that own interests in any of the foregoing.

     3. INDUSTRY CONCENTRATION. No Fund may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), (ii) investments by a Fund in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Fund in municipal securities.

     4. DIVERSIFICATION. No Fund may with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Fund is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

     5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. No Fund may engage in the business of underwriting securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

     Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

     Each Fund has the following fundamental investment policy:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     The non-fundamental investment policies and limitations of MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund, NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund are as follows, unless otherwise indicated:

     1. GEOGRAPHIC CONCENTRATION (MUNICIPAL MONEY FUND, NATIONAL MUNICIPAL MONEY FUND AND TAX-FREE MONEY FUND). No Fund will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

     2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     3.    BORROWING.   No  Fund  may  purchase   securities   if   outstanding
borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions
-------------------------------------------------

     For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and/or after-tax yields for a Fund that are lower than the tax-equivalent yields available on municipal securities at the time.

Additional Investment Information
---------------------------------

     The Funds may make the following investments, among others; some of which are part of the Funds' principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. The Funds may not buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies (e.g., repurchase agreements and securities lending) may produce taxable income for the Funds.

     DESCRIPTION OF MUNICIPAL OBLIGATIONS (All Funds).
     ------------------------------------------------

     Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by any Fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, each Fund would reevaluate its investment objective, policies, and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Fund earned was taxable, that interest could be deemed taxable retroactive to the time of the Fund's purchase of the relevant security.

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral commitment" of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

     Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     [MUNICIPAL LEASE OBLIGATIONS. THESE OBLIGATIONS, WHICH MAY TAKE THE FORM OF A LEASE, AN INSTALLMENT PURCHASE, OR A CONDITIONAL SALE CONTRACT, ARE ISSUED BY A STATE OR LOCAL GOVERNMENT OR AUTHORITY TO ACQUIRE LAND AND A WIDE VARIETY OF EQUIPMENT AND FACILITIES. THE FUND WILL USUALLY INVEST IN MUNICIPAL LEASE OBLIGATIONS THROUGH CERTIFICATES OF PARTICIPATION ("COPS"), WHICH GIVE THE FUND A SPECIFIED, UNDIVIDED INTEREST IN THE OBLIGATION. FOR EXAMPLE, A COP MAY BE CREATED WHEN LONG-TERM REVENUE BONDS ARE ISSUED BY A GOVERNMENTAL CORPORATION TO PAY FOR THE ACQUISITION OF PROPERTY. THE PAYMENTS MADE BY THE MUNICIPALITY UNDER THE LEASE ARE USED TO REPAY INTEREST AND PRINCIPAL ON THE BONDS. ONCE THESE LEASE PAYMENTS ARE COMPLETED, THE MUNICIPALITY GAINS OWNERSHIP OF THE PROPERTY. THESE OBLIGATIONS ARE DISTINGUISHED FROM GENERAL OBLIGATION OR REVENUE BONDS IN THAT THEY TYPICALLY ARE NOT BACKED FULLY BY THE MUNICIPALITY'S CREDIT, AND THEIR INTEREST MAY BECOME TAXABLE IF THE LEASE IS ASSIGNED. THE LEASE SUBJECT TO THE TRANSACTION USUALLY CONTAINS A "NON-APPROPRIATION" CLAUSE. A NON-APPROPRIATION CLAUSE STATES THAT, WHILE THE MUNICIPALITY WILL USE ITS BEST EFFORTS TO MAKE LEASE PAYMENTS, THE MUNICIPALITY MAY TERMINATE THE LEASE WITHOUT PENALTY IF ITS APPROPRIATING BODY DOES NOT ALLOCATE THE NECESSARY FUNDS. SUCH TERMINATION WOULD RESULT IN A SIGNIFICANT LOSS TO THE FUND.]

     MUNICIPAL NOTES. Municipal notes include the following:
     ---------------

     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as income, sales, use, and business taxes, and are payable from these future revenues.

     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae (also known as the Federal National Mortgage Association) or GNMA.

     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). The Funds can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

     [TENDER OPTION BONDS. Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. NB Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear and the Fund will not invest in them unless NB Management has assurances that the interest thereon will be exempt from federal income tax.]

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS (ALL FUNDS). Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Funds invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

     POLICIES AND LIMITATIONS. As a fundamental policy, Municipal Money Fund, National Municipal Money Fund and New York Municipal Money Fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in municipal securities. As a fundamental policy, Tax-Free Money Fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in securities whose income is exempt from federal income tax and which is not a preference item for purposes of the federal alternative minimum income tax. Except as otherwise provided in the Prospectuses for those Funds and this SAI, the Funds' investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time.

     U.S. GOVERNMENT AND AGENCY SECURITIES (ALL FUNDS). "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     POLICIES AND LIMITATIONS. Each Fund has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each Fund must invest according to its investment objective and policies.

     ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions that could be costly to it.

     POLICIES AND LIMITATIONS. Each Fund may each invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS (All Funds). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, except that the Fund may invest only in repurchase agreements with respect to securities rated in the highest rating category by S&P, Moody's, or any other nationally recognized statistical rating organization ("NRSRO") or unrated securities determined by NB Management to be of comparable quality, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

     SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The

Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). The Funds may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 10% limit on investments in illiquid securities.

     COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 10% limit on investments in illiquid securities. Each Fund may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by NB Management to be of equivalent quality.

     REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     The Funds generally will enter into a reverse repurchase agreement only if NB Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near the close of regular trading on the New York Stock Exchange ("NYSE").

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.

     BANKING AND SAVINGS INSTITUTION SECURITIES (ALL FUNDS). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Funds invest typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL FUNDS). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund's quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     The Adjustable Rate Securities in which each Fund invests are municipal obligations.

     POLICIES AND LIMITATIONS. Each Fund may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

     For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (ALL FUNDS). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Fund that terminates if the Fund sells the obligations to a third party.

     The Funds may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although each Fund currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.

     POLICIES AND LIMITATIONS. Each Fund will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations subject to a standby commitment will be exempt from federal income tax (and in the case of NEW YORK MUNICIPAL MONEY Fund from New York state and New York city personal income taxes). Each Fund will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

     PARTICIPATION INTERESTS (ALL FUNDS). The Funds may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the NB Management to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. Each Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Fund earns on municipal obligations in which it holds participation interests is exempt from federal income tax (and in the case of NEW YORK MUNICIPAL MONEY Fund from New York state and New York city personal income taxes).

     MONEY MARKET FUNDS (ALL FUNDS). Each Fund may invest in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, each Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. None of the Funds has any current intention to make use of this authority. Otherwise, each Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

     OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in the shares of other investment companies that are consistent with its investment policies. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index.

     As a shareholder in an investment company, the Fund would indirectly bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Each Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, each Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS). These transactions involve a commitment by a Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

     POLICIES AND LIMITATIONS. Each Fund may not invest more than 10% of its total assets in when-issued securities. A Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions.

     [When a Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued or delayed delivery purchases.]

     ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES (ALL FUNDS). Each Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Fund prior to the receipt of any actual payments.

     Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -- Taxation of the Funds."

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

     CALL RISK. Some debt securities in which the Funds may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates.

     RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     RATINGS OF FIXED INCOME SECURITIES

     As discussed in the Prospectuses, the Funds may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Fund.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

     MATURITY

     "Term to maturity" measures the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Each Fund is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less.

          SPECIAL RISK CONSIDERATIONS FOR NEW YORK MUNICIPAL MONEY FUND

     SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. Summarized below are important financial concerns relating to the Fund's investments in New York municipal obligations. This information is primarily from the Annual Information Statement of the State of New York, dated May 4, 2005, the New York State 2005-2006 Enacted Budget Report ("Financial Plan"), the Financial Plan for the City of New York issued on January 27, 2005, the City of New York Executive Budget Fiscal Year 2006 issued on May 5, 2005 and certain other documents issued prior to the date of this SAI. The accuracy and completeness of the information contained in those reports have not been independently verified. Furthermore, this section is not intended to be an entirely comprehensive description of all risks involved in investing in New York municipal obligations. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of New York (the "State") and the City of New York (the "City"). It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     STATE ECONOMY. The State has a varied economy with a comparatively large share of the nation's financial activities, information, and employment in education and health services, but a very small share of the nation's farming and mining activity. The State has the third largest population in the nation, and its residents have a relatively high level of personal wealth. Its location, airport facilities, and natural harbors have made it a vital link in international commerce and tourism comprises a significant part of the economy. An increasing proportion of the State's workforce is engaged in service industries with a declining proportion working in manufacturing. Consequently, if an economic recession were concentrated in the services sector, the State would likely be more affected than the nation as a whole, but it would be less affected during a recession concentrated in the manufacturing and construction industries. The City accounts for a large portion of the State's population and personal income, as it is the center of the nation's largest metropolitan area and the nation's most populous city.

     The Financial Plan reports that the State economy continues to expand, as recent above-trend growth rates reinforce the strength of the State economy. Nonetheless, there can be no assurance that the State economy will not experience worse-than-predicted results in the 2005-06 fiscal year (April 1, 2005 through March 31, 2006) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements. While the State's job base was declining for several years, this trend is reversing and it is recovering fully from the impact of the September 11, 2001 terrorist attack. The employment forecast is expected to remain the same, with total and private nonfarm employment projected to grow 1.0 percent and 1.3 percent, respectively. Although the housing market is expected to continue to thrive in 2005, the growth will likely not be as healthy as observed in 2004. Furthermore, with the improvement in the stock markets near the end of 2004, the securities industry has experienced solid profit levels, albeit slightly less than 2003. Personal income growth for 2005 has been revised to 5 percent due to revisions by the U.S. Bureau of Economic Analysis in the nonwage components of income, and the total New York wage and salary growth for the State are predicted to remain constant at 4.9 percent.

     As is the case with any economic forecast, many uncertainties exist, and because of recent events, such uncertainties are particularly prominent at this time (see "Special Considerations"). The State and City have particular susceptibility to an unpredictably poor performance by the financial markets which could diminish bonus payment growth and profits in the securities industry. However, it is anticipated that the impact of such an event would not affect the local economy until the first quarter of 2006. Furthermore, general global instability along with increasing energy prices and interest rates could adversely impact the equity markets, ultimately impacting the economy disproportionately.

     STATE BUDGET. Each year, the Governor is required to provide the State Legislature with a balanced executive budget (the "Executive Budget") which constitutes the proposed State financial plan for the ensuing fiscal year. The State's fiscal year for 2005-06 runs from April 1, 2005 to March 31, 2006. The Legislature enacted appropriations for all State-sponsored, contingent-contractual, and certain other debt service obligations for the entire 2005-06 fiscal year on March 8, 2005, and it finalized the remaining appropriations and accompanying legislation which comprises the budget for the 2005-2006 fiscal year on March 31, 2005 and certain amendments to the 2005-2006 budget on April 12, 2005 (the "Enacted Budget").

     All Government Funds receipts are projected to be $106.5 billion in 2005-06, an increase of $4.5 billion from 2004-05. All Government Funds spending is projected to be $106.5 billion in 2005-06, an increase of $4.4 billion from 2004-05. This growth in spending includes, among other increased expenses, greater disbursements for Medicaid, school aid, and higher education.

     Assuming improved economic performance and growth in both personal income and sales taxes, the Financial Plan projects a closing balance in the State's largest and principal operating fund, the General Fund, of $1.8 billion at the end of the 2005-06 fiscal year. This closing balance projection consists of $872 million in the Tax Stabilization Reserve Fund (the State's "rainy day" fund), $21 million in the Contingency Reserve Fund (the State's litigation reserve), $601 million in the Fiscal Stability Reserve, and $316 million in the Community Project Fund. As a result of a significant revenue increase due to a range of positive economic developments and tax stimuli, total General Fund receipts and transfers from other funds are projected to grow by $3.0 billion from the $43.8 billion recorded in 2004-05, resulting in a total General Fund balance of $46.8 billion in 2005-06. Because of higher spending on grants to local governments, state operations, and general state charges, partially offset by lower spending on capital projects and transfers to other funds, total General Fund disbursements, including transfers to other funds, are projected to be $46.2 billion for 2005-06, an increase of $2.1 billion from 2004-05. .

     NON-RECURRING ACTIONS. The 2005-06 budget includes a total of $889 million in non-recurring actions. Two of those actions are $90 million in additional revenues from abandoned property revenue, and $112 million in additional sweeps of available fund balances.

     GENERAL FUND OUTYEAR BUDGET GAP PROJECTIONS. As the State prepared the budget cycle for 2005-2006, it anticipated budget gaps in the General Fund of $5.8 billion in 2006-2007 and $5.6 billion in 2007-2008. However, because of the recurring savings proposed in the 2005-2006 Executive Budget, the gaps of both were reduced to $2.5 billion. When compared to the Executive Budget projections, the General Fund budget gaps for the 2006-2007 and 2007-2008 budgets have increased in the Enacted Budget and are now estimated at $3.2 billion and $4.1 billion, respectively. These estimates reflect the use of the Fiscal Stability Reserve to reduce the outyear gaps in equal amounts and are principally the result of anticipated spending increases which exceed growth in revenue collections and the loss of nonrecurring resources applied to the 2005-2006 budget.

     Considerable revisions to future budget gaps are possible as additional information about the national and State economies, financial sector activity, entitlement spending and social service caseloads, federal budget changes, and State reimbursement obligations that are driven by local government activity becomes available. The school aid database, which updates in November, and Medicaid and welfare cycle trend analysis, which is available quarterly, will also be assessed. Other key factors which will need to be evaluated include end-of-year business tax collections, calendar year economic results, and year-end financial sector bonus income data.

     OTHER CONSIDERATIONS. Understandably, the Financial Plan may be affected by a multitude of intricate political, social and economic forces which can shape the State's economy and finances. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by events that are not subject to the State's control and various institutions and governments. Furthermore, since the economic forecasts on which the Financial Plan is necessarily based have often failed to accurately predict the degree and timing of changes in the national and State economies, the State's actual results may be substantially poorer than the current forecast.

     Revenue from Video Lottery Terminals ("VLT") is expected to be used to continue to finance the State's school aid program which now includes a "sound basic education" ("SBE") program designed to distribute aid through a formula that targets high-need districts. The SBE program was initiated by the State in association with its efforts to comply with a State Court of Appeals finding that ruled that City students were being denied an adequate education in violation of the State Constitution. The State Court of Appeals has upheld the constitutionality of VLTs as a lottery game for the funding of educational endeavors.

     The State's Financial Plan relies on a successful resolution of a litigation where the State is challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield ("Empire") to a for-profit corporation from a not-for-profit corporation. The State has included in its revenue projections approximately $2.2 billion in conversion proceeds from Empire and other revenue sources to help finance the Health Care Reform Act ("HCRA") in 2005-2006. Spending for certain HCRA programs is not provided for in the projected General Fund balance after June 30, 2005 unless proceeds from the conversion become available.

     An adverse outcome to certain litigation and federal disallowances now pending against the state could have negative repercussions on the State's projections of receipts and disbursements and could consequently threaten the State's Financial Plan. One instance involves a federal government audit of certain Medicaid claims submitted since 1993 under the School Supportive Health Services Program. These audits have not been finalized yet making any analysis of potential State liability difficult. Moreover, federal regulations include an appeals process that could delay repayment of any disallowances, and the current Financial Plan assumes that the federal government will fully reimburse these costs. A portion of federal Medicaid payments related to School Supportive

Health Services has been deferred pending final outcome of the audits. A negative outcome of the audits would adversely impact the Financial Plan, and may disproportionately impact local governments since the State continues to reimburse local school districts for these expenses.

     In order to guard against unbudgeted risks the State has principal reserves totaling $1.5 billion as of the close of 2004-05. The reserves include $872 million in the Tax Stabilization Reserve Fund, $601 million in a new fiscal stability reserve fund, and $21 million in the Contingency Reserve Fund for litigation. Aside from the $21 million in the Contingency Reserve Fund, specific reserves have not been set aside to cover potential costs that could materialize as a result of adverse rulings in pending litigation, the cost of collective bargaining agreements with State employee unions, federal actions that could adversely affect the State's projections of receipts and disbursements, or other federal disallowances.

     Understandably, another attack on the City would again have a disproportionate effect the economy of the State, as would any other catastrophe that had a protracted and severe impact on the financial markets. Most likely, the result would be reduced growth in income and employment than reflected in the current forecast. Furthermore, if the global economies have slower growth than expected, demand for State goods and services would be lower than projected, which would again diminish employment and income growth relative to the forecast. However, faster than expected growth in global economies would predictably have the positive effect of a stronger upturn in stock prices. Higher wage growth could also be anticipated as a result of increased activity in mergers and acquisitions and IPOs.

     The United States Congress often considers making changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

     RECENT STATE FISCAL YEARS. The Division of the Budget ("DOB") reported that the State ended the 2004-05 fiscal year on March 31, 2005 with a General Fund operating surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the fiscal year with a balance of $1.2 billion, which included $872 million in the Tax Stabilization Reserve Fund (after an $78 million deposit at the close of 2004-05), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($325 million). The closing fund balance does not take into account $1.3 billion on deposit in the refund reserve account at the end of the 2004-2005 fiscal year, including $601 million in the new fiscal stability reserve fund.

     The State ended the 2003-04 fiscal year on March 31, 2004 with a General Fund operating surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the fiscal year with a balance of $1.1 billion, which included $794 million in the Tax Stabilization Reserve Fund (after an $84 million deposit at the close of 2003-04), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-2004 fiscal year.

     STATE DEBT. Included in state financing activities are general obligation debt as well as State-guaranteed debt, to which the full faith and credit of the State has been pledged. Also included in the State's financing activities are lease-purchase and contractual-obligation financings and moral obligation and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the Legislature.

     The State had approximately $3.7 billion outstanding in general obligation debt, $32.6 billion in debt relating to lease-purchase and contractual-obligation financing of State capital programs, and $4.4 billion in debt from the Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing, as of March 31, 2005. The State's 2005-06 borrowing plan projects that $279 million in general obligation bonds will be issued, along with $728 million to finance capital projects for transportation and approximately $3 billion of bonds to restructure outstanding bonds. Further expected issuances include $21 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home, $2.8 billion in state personal income tax revenue bonds to finance other capital programs, $203 million to finance capital projects at mental health facilities, and $163 million to finance capital projects for student dormitories at State educational institutions.

     The total amount of State debt outstanding is projected to slightly decline from 5.54 percent of personal income in fiscal year 2004-05 to 5.52 percent in fiscal year 2005-06. Total debt service costs as a percent of all receipts is estimated to be 3.60 percent in fiscal year 2005-2006, and total debt outstanding is projected to increase from $40.7 billion in 2004-05 to $42.6 billion in 2005-06.

     As of June 8, 2005, Moody's and Standard & Poor's rated the State's outstanding general obligation bonds A1 and AA, respectively. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. The agency originally establishing the rating can change its rating at any time depending on the circumstances, so there is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely.

     Debt of the State and of certain public authorities may be classified as "State-supported debt" for purposes of analyzing the financial condition of the State. This includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). Moreover, within the more expansive classification referred to as "State-related debt" are State-supported debt, as well as certain types of contingent obligations, including certain contingent contractual-obligation financing arrangements, State-guaranteed debt, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances, and moral-obligation financing.

     New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act of 2000 ("Debt Reform Act"). This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of debt issuances to no more than 30 years. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and is gradually increasing until it is fully phased in at 5 percent in 2013-14. As of October 30, 2004, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding as of March 31, 2004 at 1.55 percent of personal income and debt service on such debt at 0.84 percent of total governmental receipts compared to the caps of 1.98 percent each. The DOB expects that debt outstanding and debt service costs for fiscal years 2004-05 and the entire five-year forecast through 2009-2010 will be within the statutory caps.

     LITIGATION. Although the 2005-2006 Financial Plan could be affected by the State's role as a defendant in certain court cases, the State believes that the proposed Plan includes sufficient reserves to offset the costs associated with any potential adverse rulings, and in the event of such rulings, any potential costs could be structured over a multi-year period. However, the possibility exists that adverse decisions in legal proceedings against the State could exceed the amount of all potential 2005-06 Financial Plan resources set aside for judgments, and could consequently negatively affect the States ability to maintain a balanced 2005-06 Financial Plan. Included in this litigation are the following matters, although not exhaustive of all pending matters:

     In FREEDOM HOLDINGS INC. ET AL. V. SPITZER ET ANO., laws enacted by New York State under the 1998 Tobacco Master Settlement Agreement ("MSA") were challenged by two cigarette importers in 2002. The initial complaint alleged:
(1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an "output cartel" in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants' motion to dismiss the complaint for failure to state a cause of action, but the Plaintiffs appealed from this dismissal. On January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs are currently seeking preliminary injunctive relief , as they have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds.

     In CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. V. STATE, ET AL., plaintiffs claimed that the State's method of determining funding levels for City public schools does not provide a "sound basic education" as required by the State Constitution and has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964. By a decision dated June 26, 2003, the New York State Court of Appeals held that the evidence supported the trial court's conclusion that City schoolchildren were not receiving the constitutionally mandated opportunity for a sound basic education, and remitted the case to the trial court for further proceedings in accordance with its decision. In August 2004, the Supreme Court, New York County, referred this case to a panel of three referees to make recommendations as to how the State should satisfy the Court of Appeals holding. On November 30, 2004, the panel recommended that that the State pay City Schools $9.2 billion over the next five years for capital improvements in addition to $14.1 billion over the next four years in additional operations funding.

     In ONEIDA INDIAN NATION OF NEW YORK ET AL. V. COUNTY OF ONEIDA, plaintiff claimed that a 250,000 acre area in Madison and Oneida counties was illegally sold to the State in 1795. Settlement agreements were signed between the State, the Oneidas of Wisconsin and the Stockbridge-Munsee Tribe on December 7, 2004. These agreements would require the passage of State and federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. The agreements consider the extinguishment of all Oneida and other Indian claims in the tract at issue in this litigation. These agreements have not been signed by the United States, the Oneidas of New York, the Oneida of the Thames Band or the New York Brothertown, but if signed, they provide for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs.

     In NEW YORK ASSOCIATION OF HOMES AND SERVICES FOR THE AGING V. DEBUONO, ET AL. the United States District Court for the Northern District of New York dismissed plaintiffs' complaint by order dated May 19, 2004. Plaintiffs' have appealed to the Second Circuit Court of Appeals, and pending the result of the litigation in Federal Court, several related State Court cases involving the same parties and issues have been held in abeyance.

     In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of statutes relating to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Upon such conversion, the law requires, in part, that assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002. On May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have been granted leave to appeal to the Court of Appeals.

     Other significant litigation includes ongoing claims by several Indian Nations alleging wrongful possession of lands by the State and several counties and statutory challenges related to Medicaid payment reimbursement methodology.

     STATE RETIREMENT SYSTEMS. The State and Local Retirement Systems ("Systems") provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). State employees comprise about 33 percent of the membership during the 2003-04 fiscal year. There were 2,835 other public employers participating in the Systems, including all cities and counties (except the City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities. As of March 31, 2004, 641,721 persons were members and 328,355 pensioners and beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees, and beneficiaries as of April 1, 2004 was $140.2 billion (including $52.8 billion for current retirees and beneficiaries), and the net assets available for benefits as of March 31, 2004 were $120.8 billion (including $1.4 billion in receivables). Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.

     AUTHORITIES. Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public authorities ("Authorities"). Such Authorities are responsible for financing, constructing, and operating revenue-producing public benefit facilities. Authorities may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization and are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself. Not surprisingly, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related, the State's access to the public credit markets could be impaired, and consequently, the market price of its outstanding debt could be negatively affected. As of December 31, 2004, the aggregate outstanding debt, including refunding bonds, of all the Authorities was $120.4 billion, and there were 18 public authorities that had outstanding debt of $100 million or more.

     In order to pay their operating expenses and debt service costs, public authorities generally use revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, charges for occupancy at medical care facilities, and charges for public power, electric, and gas utility services. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. Moreover, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, but understandably, the affected localities could seek additional State funds in the event that local assistance payments are diverted to Authorities.

     METROPOLITAN TRANSPORTATION AUTHORITY ("MTA"). In February 2005, the MTA released an update to the MTA financial plan for the years 2005-2008 and the 2005 MTA Adopted Budget for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in the City and the surrounding area. The plan is expected to enable all of these entities to maintain their respective operations on a self-sustaining basis through 2005 with a closing cash balance estimated at $56 million in 2005 and anticipated budget gaps of $607 million in 2006, $689 million in 2007 and $991 million in 2008. Furthermore, a $466 million year-end cash balance is projected in the MTA's final budget estimate for 2004.

     On September 29, 2004, the MTA Board approved a $27.8 billion capital program for the 2005-2009 period. The Capital Program Review Board ("CPRB") reviewed the transit and commuter rail portions of the program on October 1, 2004, but disapproved the submission on December 21, 2004 in order to allow time for funding issues related to the proposal to be resolved. The 2005-2006 State Budget provides for additional tax revenues for the MTA that allowed the MTA to advance a revised five-year plan totaling $21.1 billion. The CPRB will need to approve the transit and commuter rail portions of the revised plan before all of the work outlined in the plan can continue. The revised 2005-2009 Capital Program assumes the issuance of an estimated $4.2 billion in new money MTA bonds. It is projected that the remainder of the plan will be financed with assistance from the federal government, the State, the City, and from various other revenues generated from actions taken by the MTA.

     There is no guarantee that the CPRB will approve the revised five-year plan, and when a final plan is adopted there is no guarantee that either all the necessary governmental actions for the current or future capital programs will be taken or that existing funding sources will not be decreased or eliminated. The MTA and the CPRB may amend the 2005-2009 Capital Program from time to time according to the level of available funding. If the 2005-2009 Capital Plan is delayed or reduced, ridership and fare revenue may decline. If this occurs and the MTA does not receive additional State assistance, the MTA's ability to meet its operating expenses could be impaired.

     NEW YORK CITY. The fiscal health of the State can be affected by the fiscal health of its localities, particularly the City. For its normal operations, the City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. Reductions in State aid to the City from amounts currently projected are a possibility, and there is no guarantee that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline. It is possible that any such reductions or delays could affect the expenditures or cash flow for the City.

     For each of the 1981 through 2004 fiscal years, before discretionary and other transfers, the City had an operating surplus. Moreover, after discretionary and other transfers ("transfers"), the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City has been required to close substantial budget gaps in recent years in order to maintain balanced operating results. Nonetheless, there is no assurance that the City will continue to maintain a balanced budget as required by State law, or that it can maintain a balanced budget without tax or other revenue increases or reductions in City services or entitlement programs. The City's economic base could be adversely affected by such fiscal changes.

     NEW YORK CITY FINANCIAL PLAN. On January 27, 2005, the City released a modification to its financial plan for 2005-09 ("January Financial Plan"). The January Financial Plan projected revenues and expenditures for the 2005 and 2006 fiscal years are balanced, in accordance with GAAP, and projects gaps of $3.7 billion, $3.6 billion and $3.2 billion for fiscal years 2007, 2008 and 2009, respectively. The 2006-2009 financial plan's projections for total revenues for each of these gap outyears is approximately $48.4 billion, $50.1 billion and $52 billion.

     On May 5, 2005, the Mayor issued the Executive budget for fiscal year 2006 and an updated four-year financial plan for 2006 through 2009. The City projects a balanced budget for the 2006 fiscal year, a budget gap of $4.5 billion, $4.2 billion and $3.7 billion for fiscal ears 2007, 2008 and 2009 respectively.

     Although a cyclical downturn stifled growth at the beginning of the decade, New York City's economy continues to recover. Several strong years of growth in the securities, tourism and residential housing markets have bolstered the City's economy, and a continued increase in jobs, particularly in the financial sector, should continue to support the City's economic recovery. Nonetheless, the City's vital financial and real estate markets could be negatively impacted should inflationary pressures prompt a more aggressive approach by the Fed with respect to its monetary policy.

     NEW YORK CITY FINANCING PROGRAM. Successful execution of the January Financial Plan depends upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2005 through 2009 projects $29.4 billion of long-term borrowing to support the City's current capital program. With the exception of a very small portion of the financing, the program will be implemented through General Obligation ("GO") bonds of the City and bonds of the New York City Municipal Water Finance Authority ("NYW"), unless bonding capacity of the New York City Transitional Finance Authority ("TFA") is increased

     The City's total debt outstanding (excluding approximately $14 billion in debt of the NYW) for fiscal year 2005 is expected to be approximately $50.7 billion, which equals 14.8% of total City personal income.

     The City's financial plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The plan is subject to a variety of other factors relating to the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2005 through 2009 fiscal years; realization of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the plan; the impact of conditions in the real estate market on real estate tax revenues; unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives; and the success with which the City controls expenditures. Some of these assumptions have been questioned by the City Comptroller and other public officials. In addition, a range of financial, social, economic and political factors which could have a material effect on the City may affect its economic and financial condition.

     As of June 8, 2005, Moody's rated the City's outstanding general obligation bonds A2, Standard & Poor's rated such bonds A+, and Fitch rated such bonds A+. Such ratings reflect only the view of Moody's, Standard & Poor's and Fitch, from which an explanation of the significance of such ratings may be obtained. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of City bonds.

     In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

     Since 1981, the City has repayed all short-term obligations within their fiscal year of issuance, fully satisfying its seasonal financing needs in the public credit markets. At times, the City has been obligated to issue short-term notes in amounts exceeding those expected earlier in the fiscal year because of delays in adopting the State's budget.

     OTHER LOCALITIES. Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years. Not included in the projections of the State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.

     Local governments must respond to changing political, economic and financial influences over which they have little or no control just like state governments, and such changes may adversely affect the financial condition of certain local governments. Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. For the 2003 fiscal year, the total indebtedness for all localities in the State other than the City was approximately $29.7 billion. The possibility exists that the State, the City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets. These unforeseen difficulties may adversely affect the marketability of notes and bonds issued by localities within the State. Furthermore, localities may face unanticipated problems resulting from long-range economic trends, declining urban populations, pending litigation, increasing expenditures, the loss of skilled manufacturing jobs, and judicial decisions.

                           CERTAIN RISK CONSIDERATIONS

     Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective. Each Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based or will be based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. An investment in any of the Funds, when redeemed, may be worth more or less than an investor's original cost.

YIELD CALCULATIONS
------------------

     Each Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of each Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1)365/7] - 1.

TAX EQUIVALENT YIELD

     NEW YORK MUNICIPAL MONEY FUND. This Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest combined marginal rate of federal, New York state and New York city personal income taxes (42.9% during 2004) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                      Tax Equivalent Yield =  Y1  +   Y2   +  Y3
                                             ----    ----
                                             1-MR    1-MR(NY)

where Y1 equals the portion of the Fund's current or effective yield that is not subject to federal, New York state and New York city personal income taxes, Y2 equals the portion of the Fund's current or effective yield that is subject to New York state and New York city personal income taxes, Y3 equals the portion of the Fund's current or effective yield that is subject to federal, New York state and New York city personal income taxes, MR(NY) equals New York's highest marginal tax rate in 2004, and MR equals the highest combined marginal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal, New York state and New York city personal income taxes, and the maximum combined tax rate is 42.9% during 2004, the computation is:

           4% / (1 - .429) = 4 / .571 = [7.01]% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below [7.01]%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed [7.01]%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Fund's future performance.

     MUNICIPAL MONEY FUND, NATIONAL MUNICIPAL MONEY FUND AND TAX-FREE MONEY FUND. Each Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2004) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                     Tax Equivalent Yield =  Y1  + Y2
                                            ----
                                            1-MR

where Y1 equals the portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals the portion of a Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

     For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2004, the computation is:

             4% / (1 - .35) = 4 / .65 = 6.15% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt.

     The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

     NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees
---------------------------------------

-------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                            PORTFOLIOS         OTHER
                       POSITION                               IN FUND      DIRECTORSHIPS
                      AND LENGTH                              COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME            PRINCIPAL         OVERSEEN BY     FUND COMPLEX
ADDRESS (1)           SERVED (2)      OCCUPATION(S) (3)     TRUSTEE (4)      BY TRUSTEE
-------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------
John Cannon (75)       Trustee      Consultant. Formerly,         45        Independent
                      since 1994    Chairman, CDC                           Trustee or
                                    Investment Advisers                     Director of
                                    (registered                             three series
                                    investment adviser),                    of Oppenheimer
                                    1993 to January 1999;                   Funds: Limited
                                    formerly, President                     Term New York
                                    and Chief Executive                     Municipal Fund,
                                    Officer, AMA                            Rochester Fund
                                    Investment Advisors,                    Municipals, and
                                    an affiliate of the                     Oppenheimer
                                    American Medical                        Convertible
                                    Association.                            Securities
                                                                            Fund, since
                                                                            1992.
-------------------------------------------------------------------------------------------
Faith Colish           Trustee      Counsel, Carter               45        Director,
(70)                  since 2000    Ledyard & Milburn LLP                   American Bar
                                    (law firm) since                        Retirement
                                    October 2002;                           Association
                                    formerly,                               (ABRA) since
                                    Attorney-at-Law and                     1997
                                    President, Faith                        (not-for-
                                    Colish, A                               profit
                                    Professional                            membership
                                    Corporation, 1980 to                    association).
                                    2002.
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                            PORTFOLIOS          OTHER
                       POSITION                               IN FUND       DIRECTORSHIPS
                      AND LENGTH                              COMPLEX        HELD OUTSIDE
NAME, AGE, AND         OF TIME            PRINCIPAL         OVERSEEN BY      FUND COMPLEX
ADDRESS (1)           SERVED (2)      OCCUPATION(S) (3)     TRUSTEE (4)       BY TRUSTEE
-----------------------------------------------------------------------------------------------
C. Anne Harvey         Trustee      Consultant,                   45        President,
(68)                  since 2000    C.A. Harvey                             Board of
                                    Associates since June                   Associates to
                                    2001; formerly,                         The National
                                    Director, AARP, 1978                    Rehabilitation
                                    to December 2001.                       Hospital's
                                                                            Board of
                                                                            Directors
                                                                            since 2002;
                                                                            formerly, Member,
                                                                            Individual
                                                                            Investors Advisory
                                                                            Committee to
                                                                            the New York
                                                                            Stock Exchange
                                                                            Board of Directors,
                                                                            1998 to June
                                                                            2002; formerly,
                                                                            Member, American
                                                                            Savings Education
                                                                            Council's Policy
                                                                            Board (ASEC),
                                                                            1998 to 2000;
                                                                            formerly, Member,
                                                                            Executive Committee,
                                                                            Crime Prevention
                                                                            Coalition of
                                                                            America, 1997
                                                                            to 2000.
-----------------------------------------------------------------------------------------------
Barry Hirsch           Trustee      Attorney-at-Law.              45        None.
(72)                  since 1993    Formerly, Senior
                                    Counsel, Loews
                                    Corporation
                                    (diversified
                                    financial
                                    corporation) May 2002
                                    to April 2003;
                                    formerly, Senior Vice
                                    President, Secretary
                                    and General Counsel,
                                    Loews Corporation.
-----------------------------------------------------------------------------------------------
Robert A. Kavesh                    Trustee   Marcus Nadler       45        Director, The
(78)                                since 1993  Professor                   Caring Community
                                    Emeritus of Finance and                 (not-for-profit);
                                    Economics, New York                     formerly,
                                    University Stern                        Director, DEL
                                    School of Business;                     Laboratories,
                                    formerly, Executive                     Inc. (cosmetics and
                                    Secretary-Treasurer,                    pharmaceuticals),
                                    American Finance                        1978 to 2004;
                                    Association, 1961 to                    formerly, Director,
                                    1979.                                   Apple Bank for
                                                                            Savings, 1979
                                                                            to 1990; formerly,
                                                                            Director, Western
                                                                            Pacific Industries,
                                                                            Inc., 1972 to 1986
                                                                            (public company).
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                            PORTFOLIOS          OTHER
                       POSITION                               IN FUND       DIRECTORSHIPS
                      AND LENGTH                              COMPLEX        HELD OUTSIDE
NAME, AGE, AND         OF TIME            PRINCIPAL         OVERSEEN BY      FUND COMPLEX
ADDRESS (1)           SERVED (2)      OCCUPATION(S) (3)     TRUSTEE (4)       BY TRUSTEE
-----------------------------------------------------------------------------------------------
Howard A. Mileaf       Trustee      Retired. Formerly,            45        Director,
(68)                  since 2000    Vice President and                      WHX Corporation
                                    Special Counsel,                        (holding company)
                                    WHX Corporation                         since August 2002;
                                    (holding company)                       Director,
                                    1993 to 2001.                           Webfinancial
                                                                            Corporation
                                                                            (holding company)
                                                                            since December
                                                                            2002; Director,
                                                                            State Theatre
                                                                            of New Jersey
                                                                            (not-for-profit
                                                                            theater) since
                                                                            2000; formerly,
                                                                            Director, Kevlin
                                                                            Corporation
                                                                            (manufacturer
                                                                            of microwave and
                                                                            other products).
-----------------------------------------------------------------------------------------------
William E. Rulon       Trustee      Retired. Formerly,            45        Director,
(73)                  since 1993    Senior Vice                             Pro-Kids Golf
                                    President, Foodmaker,                   and Learning
                                    Inc. (operator and                      Academy (teach
                                    franchiser of                           golf and computer
                                    restaurants) until                      usage to "at risk"
                                    January 1997.                           children) since
                                                                            1998; formerly,
                                                                            Director, Prandium,
                                                                            Inc. (restaurants)
                                                                            from March 2001 to
                                                                            July 2002.
-----------------------------------------------------------------------------------------------
Cornelius T.           Trustee      Founding General              45        Director, Capital
Ryan (73)             since 2000    Partner, Oxford                         Cash Management
                                    Partners and Oxford                     Trust (money
                                    Bioscience Partners                     market fund),
                                    (venture capital                        Naragansett
                                    partnerships) and                       Insured Tax-Free
                                    President, Oxford                       Income Fund,
                                    Venture Corporation.                    Rocky Mountain
                                                                            Equity Fund, Prime
                                                                            Cash Fund, several
                                                                            private companies
                                                                            and QuadraMed
                                                                            Corporation
                                                                            (NASDAQ).
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                            PORTFOLIOS          OTHER
                       POSITION                               IN FUND       DIRECTORSHIPS
                      AND LENGTH                              COMPLEX        HELD OUTSIDE
NAME, AGE, AND         OF TIME            PRINCIPAL         OVERSEEN BY      FUND COMPLEX
ADDRESS (1)           SERVED (2)      OCCUPATION(S) (3)     TRUSTEE (4)       BY TRUSTEE
-----------------------------------------------------------------------------------------------
Tom D. Seip (55)       Trustee      General Partner, Seip         45        Director, H&R
                      since 2000    Investments LP (a                       Block, Inc.
                                    private investment                      (financial services
                                    partnership);                           company) since
                                    formerly, President                     May 2001; Director,
                                    and CEO, Westaff,                       Forward Management,
                                    Inc. (temporary                         Inc. (asset
                                    staffing), May 2001                     management) since
                                    to January 2002;                        2001; formerly,
                                    Senior Executive at                     Director, General
                                    the Charles Schwab                      Magic (voice
                                    Corporation from 1983                   recognition
                                    to 1999, including                      software) 2001
                                    Chief Executive                         to 2002; formerly,
                                    Officer, Charles                        Director, E-Finance
                                    Schwab Investment                       Corporation (credit
                                    Management, Inc. and                    decisioning
                                    Trustee, Schwab                         services) 1999 to
                                    Family of Funds and                     2003; formerly,
                                    Schwab Investments                      Director,
                                    from 1997 to 1998;                      Save-Daily.com
                                    and Executive Vice                      (micro investing
                                    President-Retail                        services) 1999 to
                                    Brokerage, Charles                      2003; Director,
                                    Schwab Investment                       Offroad Capital
                                    Management from 1994                    Inc. (pre-public
                                    to 1997.                                internet commerce
                                                                            company).
-----------------------------------------------------------------------------------------------
Candace L.             Trustee      Private investor and          45        Director, The
Straight (58)         since 1993    consultant                              Proformance
                                    specializing in the                     Insurance Company
                                    insurance industry;                     (personal lines
                                    formerly, Advisory                      property and
                                    Director, Securitas                     casualty insurance
                                    Capital LLC (a global                   company) since
                                    private equity                          March 2004;
                                    investment firm                         Director,
                                    dedicated to making                     Providence
                                    investments in the                      Washington
                                    insurance sector)                       (property and
                                    1998 to December 2002.                  casualty insurance
                                                                            company) since
                                                                            December 1998;
                                                                            Director, Summit
                                                                            Global Partners
                                                                            (insurance
                                                                            brokerage firm)
                                                                            since October 2000.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                            PORTFOLIOS          OTHER
                       POSITION                               IN FUND       DIRECTORSHIPS
                      AND LENGTH                              COMPLEX        HELD OUTSIDE
NAME, AGE, AND         OF TIME            PRINCIPAL         OVERSEEN BY      FUND COMPLEX
ADDRESS (1)           SERVED (2)      OCCUPATION(S) (3)     TRUSTEE (4)       BY TRUSTEE
-----------------------------------------------------------------------------------------------
Peter P. Trapp         Trustee      Regional Manager for        45          None.
(60)                  since 2000    Atlanta Region, Ford
                                    Motor Credit Company
                                    since August 1997;
                                    formerly, President,
                                    Ford Life Insurance
                                    Company, April 1995
                                    to August 1997.
-----------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------
Edward I.              Trustee      Formerly, Member,           45          Director, Legg
O'Brien* (77)         since 2000    Investment Policy                       Mason, Inc.
                                    Committee, Edward                       (financial
                                    Jones, 1993 to 2001;                    services holding
                                    President, Securities                   company) since
                                    Industry Association                    1993; formerly,
                                    ("SIA") (securities                     Director, Boston
                                    industry's                              Financial Group
                                    representative in                       (real estate and
                                    government relations                    tax shelters) 1993
                                    and regulatory matters                  to 1999.
                                    at the federal and
                                    state levels)  1974 to
                                    1992; Adviser to SIA,
                                    November 1992 to
                                    November 1993.
-----------------------------------------------------------------------------------------------
Jack L. Rivkin*       President     Executive Vice              45          Director, Dale
(65)                     and        President and Chief                     Carnegie and
                       Trustee      Investment Officer,                     Associates,
                      since 2002    Neuberger Berman Inc.                   Inc. (private
                                    (holding company)                       company) since
                                    since 2002 and 2003,                    1998; Director,
                                    respectively;                           Emagin Corp.
                                    Executive Vice                          (public company)
                                    President and Chief                     since 1997;
                                    Investment Officer,                     Director,
                                    Neuberger Berman                        Solbright, Inc.
                                    since December 2002                     (private company)
                                    and 2003,                               since 1998;
                                    respectively;                           Director, Infogate,
                                    Director and                            Inc. (private
                                    Chairman,                               company) since
                                    NB Management since                     1997; Director,
                                    December 2002;                          Broadway Television
                                    formerly, Executive                     Network (private
                                    Vice President,                         company) since
                                    Citigroup                               2000.
                                    Investments, Inc.
                                    from September 1995
                                    to February 2002;
                                    formerly, Executive
                                    Vice President,
                                    Citigroup Inc. from
                                    September 1995 to
                                    February 2002.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                             NUMBER OF
                                                            PORTFOLIOS          OTHER
                       POSITION                               IN FUND       DIRECTORSHIPS
                      AND LENGTH                              COMPLEX        HELD OUTSIDE
NAME, AGE, AND         OF TIME            PRINCIPAL         OVERSEEN BY      FUND COMPLEX
ADDRESS (1)           SERVED (2)      OCCUPATION(S) (3)     TRUSTEE (4)       BY TRUSTEE
-----------------------------------------------------------------------------------------------
Peter E.              Chairman      Executive Vice              45          Director and
Sundman* (46)          of the       President, Neuberger                    Vice President,
                      Board and     Berman Inc. (holding                    Neuberger &
                       Trustee      company) since 1999;                    Berman Agency, Inc.
                        since       Head of Neuberger                       since 2000;
                        2000;       Berman Inc.'s Mutual                    formerly, Director,
                        Chief       Funds and                               Neuberger Berman
                      Executive     Institutional                           Inc. (holding
                       Officer      Business since 1999;                    company) from
                        since       President and                           October 1999
                        1999;       Director, NB                            to March 2003;
                      President     Management since                        Trustee, Frost
                      from 1999     1999; Executive Vice                    Valley YMCA.
                       to 2000      President, Neuberger
                                    Berman since 1999;
                                    formerly, Principal,
                                    Neuberger Berman from
                                    1997 to 1999;
                                    formerly, Senior Vice
                                    President, NB
                                    Management from 1996
                                    to 1999.
-----------------------------------------------------------------------------------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Trust and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust
-------------------------------------------

                            POSITION AND LENGTH OF
                            ----------------------
NAME, AGE, AND ADDRESS (1)      TIME SERVED (2)          PRINCIPAL OCCUPATION(S) (3)
--------------------------      ---------------          ---------------------------
Michael J. Bradler (35)       Assistant Treasurer      Employee, NB Management since
                                  since 2005           1997; Assistant Treasurer,
                                                       fifteen registered investment
                                                       companies for which NB
                                                       Management acts as investment
                                                       manager and administrator
                                                       since 2005.

                            POSITION AND LENGTH OF
                            ----------------------
NAME, AGE, AND ADDRESS (1)      TIME SERVED (2)          PRINCIPAL OCCUPATION(S) (3)
--------------------------      ---------------          ---------------------------
Claudia A. Brandon (49)       Secretary since 1985     Vice President-Mutual Fund
                                                       Board Relations, NB Management
                                                       since 2000 and Assistant
                                                       Secretary since 2004; Vice
                                                       President, Neuberger Berman
                                                       since 2002 and employee since
                                                       1999; formerly, Vice
                                                       President, NB Management from
                                                       1986 to 1999; Secretary,
                                                       fifteen registered investment
                                                       companies for which NB
                                                       Management acts as investment
                                                       manager and administrator
                                                       (four since 2002, three since
                                                       2003, four since 2004 and one
                                                       since 2005).

Philip R. Carroll (70)     Chief Compliance Officer    Vice President, Neuberger
                                  since 2004           Berman since 2002; Associate
                                                       General Counsel, Neuberger
                                                       Berman since 2001;
                                                       Director-Mutual Fund
                                                       Compliance, NB Management
                                                       since 1995; Chief Legal
                                                       Officer, fifteen registered
                                                       investment companies for which
                                                       NB Management acts as
                                                       investment manager and
                                                       administrator (ten since 2003,
                                                       four since 2004 and one since
                                                       2005); Chief Compliance
                                                       Officer, fifteen registered
                                                       investment companies for which
                                                       NB Management acts as
                                                       investment manager and
                                                       administrator (fourteen since
                                                       2004 and one since 2005) and
                                                       Lehman Brothers/First Trust
                                                       Income Opportunity Fund.

Robert Conti (49)          Vice President since 2000   Senior Vice President,
                                                       Neuberger Berman since 2003;
                                                       formerly, Vice President,
                                                       Neuberger Berman from 1999 to
                                                       2003; Senior Vice President,
                                                       NB Management since 2000;
                                                       formerly, Controller, NB
                                                       Management until 1996;
                                                       formerly, Treasurer, NB
                                                       Management from 1996 to 1999;
                                                       Vice President, fifteen
                                                       registered investment
                                                       companies for which NB
                                                       Management acts as investment
                                                       manager and administrator
                                                       (three since 2000, four since
                                                       2002, three since 2003, four
                                                       since 2004 and one since 2005).

Brian J. Gaffney (52)      Vice President since 2000   Managing Director, Neuberger
                                                       Berman since 1999; Senior Vice
                                                       President, NB Management since
                                                       2000; formerly, Vice
                                                       President, NB Management from
                                                       1997 to 1999; Vice President,
                                                       fifteen registered investment
                                                       companies for which NB
                                                       Management acts as investment
                                                       manager and administrator
                                                       (three since 2000, four since
                                                       2002, three since 2003, four
                                                       since 2004 and one since 2005).

                            POSITION AND LENGTH OF
                            ----------------------
NAME, AGE, AND ADDRESS (1)      TIME SERVED (2)          PRINCIPAL OCCUPATION(S) (3)
--------------------------      ---------------          ---------------------------
Sheila R. James (40)          Assistant Secretary      Employee, Neuberger Berman
                                  since 2002           since 1999; formerly,
                                                       Employee, NB Management from
                                                       1991 to 1999; Assistant
                                                       Secretary, fifteen registered
                                                       investment companies for which
                                                       NB Management acts as
                                                       investment manager and
                                                       administrator (seven since
                                                       2002, three since 2003, four
                                                       since 2004 and one since 2005).

Kevin Lyons (50)              Assistant Secretary      Employee, Neuberger Berman
                                  since 2003           since 1999; formerly,
                                                       Employee, NB Management from
                                                       1993 to 1999; Assistant
                                                       Secretary, fifteen registered
                                                       investment companies for which
                                                       NB Management acts as
                                                       investment manager and
                                                       administrator (ten since 2003,
                                                       four since 2004 and one since
                                                       2005).

John M. McGovern (35)       Treasurer and Principal    Vice President, Neuberger
                           Financial and Accounting    Berman since January 2004;
                              Officer since 2005;      Employee, NB Management since
                           prior thereto, Assistant    1993; Treasurer and Principal
                             Treasurer since 2002      Financial and Accounting
                                                       Officer, fifteen registered
                                                       investment companies for which
                                                       NB Management acts as
                                                       investment manager and
                                                       administrator (fifteen since
                                                       2005); formerly, Assistant
                                                       Treasurer, fifteen registered
                                                       investment companies for which
                                                       NB Management acts as
                                                       investment manager and
                                                       administrator from 2002 to
                                                       2005.

Frank Rosato (34)             Assistant Treasurer      Employee, NB Management since
                                  since 2005           1995; Assistant Treasurer,
                                                       fifteen registered investment
                                                       companies for which NB
                                                       Management acts as investment
                                                       manager and administrator
                                                       since 2005.

Frederic B. Soule (59)     Vice President since 2000   Senior Vice President,
                                                       Neuberger Berman since 2003;
                                                       formerly, Vice President,
                                                       Neuberger Berman from 1999 to
                                                       2003; formerly, Vice
                                                       President, NB Management from
                                                       1995 to 1999; Vice President,
                                                       fifteen registered investment
                                                       companies for which NB
                                                       Management acts as investment
                                                       manager and administrator
                                                       (three since 2000, four since
                                                       2002, three since 2003, four
                                                       since 2004 and one since 2005).

--------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2004, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended October 31, 2004, the Committee met one time. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2004, the Committee met one time.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius
T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2004, the Committee did not hold any meetings.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2004, the Committee met two times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) broadly oversees the operation of the policies and procedures for pricing the Funds' portfolio securities; (b) considers and evaluates, and recommends to the Board when the Committee deems appropriate, amendments to the pricing procedures; (c) from time to time may be called upon to establish or ratify a method for determining the fair value of portfolio securities for which market prices are not readily available; and (d) from time to time reviews, among other things, (i) data on the quality of execution of portfolio trades, (ii) actual and potential uses of portfolio brokerage commissions, (iii) agency cross-transactions, (iv) information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") to the Funds, (v) information concerning the prevailing level of commissions charged by other brokers having comparable execution capability,
(vi) reports prepared by third party consultants regarding the quality of execution of the Funds' trades and (vii) the overall fairness and reasonableness of the Funds' securities lending programs. Its members are John Cannon, Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2004, the Committee met four times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman) and Peter P. Trapp (Chairman). All members except for Mr. O'Brien and Mr. Rivkin are Independent Fund Trustees.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

         Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Neuberger Berman funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman fund based on average net assets.



                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/05
                         ------------------------------
                                                             Total Compensation
                                                               from Investment
                                 Aggregate                    Companies in the
Name and Position              Compensation                   Neuberger Berman
 with the Trust                from the Fund*                   Fund Complex
----------------------         --------------                ------------------
INDEPENDENT TRUSTEES
John Cannon
Trustee

Faith Colish
Trustee

C. Anne Harvey
Trustee

Barry Hirsch
Trustee

Robert A. Kavesh
Trustee

Howard A. Mileaf
Trustee

William E. Rulon
Trustee

Cornelius T. Ryan
Trustee

Tom Decker Seip
Trustee

Candace L. Straight
Trustee

Peter P. Trapp
Trustee

                                                             Total Compensation
                                                               from Investment
                                 Aggregate                    Companies in the
Name and Position              Compensation                   Neuberger Berman
 with the Trust                from the Fund*                   Fund Complex
----------------------         --------------                ------------------
TRUSTEES WHO ARE
  "INTERESTED PERSONS"

Edward I. O'Brien
Trustee

Jack L. Rivkin
President and Trustee

Peter E. Sundman
Chairman of the Board,
  Chief Executive
Officer and Trustee

*Because the Funds have not completed their first full year of operations, these amounts have been estimated for the current fiscal year ending 10/31/05.

     As NATIONAL MUNICIPAL MONEY Fund, NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund were not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of those Funds.

     On [_______], 2005, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of MUNICIPAL MONEY Fund.

Ownership of Equity Securities by the Trustees
----------------------------------------------

     As of the date of this SAI, NATIONAL MUNICIPAL MONEY Fund, NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund are new and have not yet issued any shares. Set forth below is the dollar range of securities owned by each Trustee of MUNICIPAL MONEY Fund as of December 31, 2004.

-------------------------------------
                          Municipal
                            Money
-------------------------------------
John Cannon                   A
-------------------------------------
Faith Colish                  A
-------------------------------------
C. Anne Harvey                A
-------------------------------------
Barry Hirsch                  A
-------------------------------------
Robert A. Kavesh              A
-------------------------------------
Howard A. Mileaf              E
-------------------------------------
William E. Rulon              A
-------------------------------------
Cornelius T. Ryan             E
-------------------------------------
Tom Decker Seip               A
-------------------------------------
Candace L. Straight           A
-------------------------------------
Peter P. Trapp                A
-------------------------------------
Edward I. O'Brien             A
-------------------------------------
Jack L. Rivkin                A
-------------------------------------
Peter E. Sundman              A
-------------------------------------
A = None  B = $1-$10,000  C = $10,000 - $50,000  D = $50,000-$100,000
E = over $100,000

     The following table shows the aggregate dollar range that each Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                         SECURITIES IN ALL REGISTERED INVESTMENT
                                         COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME OF TRUSTEE                          OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                    $50,001-$100,000
--------------------------------------------------------------------------------
Faith Colish                                                      Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                                                 $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                      Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                                              $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                  Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                               $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                                 Over $100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                                   Over $100,000
--------------------------------------------------------------------------------
Candace L. Straight                                               Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                 $50,001-$100,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                 Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                $10,001 - $50,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                  Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2004.

Independent Trustees Ownership of Securities
--------------------------------------------

     No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     NB Management serves as the investment manager to the Funds pursuant to a management agreement with the Trust, dated November 3, 2003 ("Management Agreement").

     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the Fund Trustees, officers and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

     NB Management provides facilities, services, and personnel to each Fund pursuant three administration agreements with the Trust, dated November 3, 2003 for the Investor Class and dated [_______], 2005 for the Reserve Class ("Administration Agreements"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

     Under the Administration Agreements for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

     From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

     For investment management services, each Fund pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     For administrative services, the Investor Class of each Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.

     The Investor Class of MUNICIPAL MONEY Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal years ended October 31, 2004, 2003, and 2002:

                                  Management and Administration Fees
                                  ----------------------------------
                                       Accrued for Fiscal Years
                                       ------------------------
                                           Ended October 31
                                           ----------------

Investor Class             2004                  2003                   2002
--------------             ----                  ----                   ----
MUNICIPAL MONEY         $2,257,610            $2,617,043             $2,373,032

     For administrative services, the Reserve Class of each Fund pays NB Management at the annual rate of 0.08% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a fund-by-fund or class-by-class basis. If any Fund is omitted from the descriptions of the waivers or reimbursements below, that Fund or class of the Fund is not subject to any waivers or reimbursements.

Investor Class
--------------

     NB Management has contractually undertaken to reimburse the Investor Class of MUNICIPAL MONEY Fund and NEW YORK MUNICIPAL MONEY Fund so that the total operating expenses of the Investor Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.59% of average daily net assets. This undertaking lasts until October 31, 2009. The Investor Class of MUNICIPAL MONEY Fund and NEW YORK MUNICIPAL MONEY Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.59% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

Reserve Class
-------------

     NB Management has voluntarily undertaken to reimburse or waive the Reserve Class of NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund so that the total operating expenses of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) are limited to 0.17% of average daily net assets until June 30, 2006; 0.20% of average daily net assets until December 31, 2006; and 0.23% of average daily net assets until June 30, 2007. [This undertaking lasts until June 30, 2007.] [NB Management may, at its sole discretion, terminate this voluntary commitment with notice to each Fund.]

     The Management Agreement continues until [October 31, 2006]. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

     Neuberger Berman, LLC [UPDATE]
     ------------------------------------------------------------------------

     NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to MUNICIPAL MONEY Fund pursuant to a sub-advisory agreement [dated November 3, 2003] ("Sub-Advisory Agreement").

     The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

     The Sub-Advisory Agreement continues until [October 31, 2006] and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

     Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

     Lehman Brothers Asset Management LLC
     ------------------------------------

     NB Management retains Lehman Brothers Asset Management LLC, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement ("Sub-Advisory Agreement").

     Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Fund's day-to-day management to Lehman Brothers Asset Management LLC. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management LLC will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Sub-Advisory Agreement permits the Lehman Brothers Asset Management LLC to effect securities transactions on behalf of the Fund through associated persons of Lehman Brothers Asset Management LLC. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management LLC to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although Lehman Brothers Asset Management LLC has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to the Fund for a period of two years after the date the Fund becomes subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management LLC on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

Board Consideration of the Management and Sub-Advisory Agreements [UPDATE]
--------------------------------------------------------------------------

     In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and Neuberger Berman and met with senior representatives of NB Management and Neuberger Berman regarding their personnel and operations. The Independent Fund Trustees were advised by experienced 1940 Act counsel that is independent of NB Management and the sub-advisers.

     The Board considered the following factors, among others, in connection with its approval of the Management Agreement and Sub-Advisory Agreements: (1) the favorable history, reputation, qualifications, and background of NB Management, Neuberger Berman and [Lehman Brothers Asset Management LLC], as well as the qualifications of each entity's personnel and its financial condition;
(2) the fee and expense ratio of the Fund relative to comparable mutual funds;
(3) that the fee and expense ratio of each Fund appeared to the Board to be reasonable given the nature and quality of services expected to be provided; (4) the commitment of NB Management to undertake a contractual or voluntary expense limitation for each Fund; and (5) the performance of similar funds for which NB Management acts as adviser.

     The Board evaluated the terms of the Management and Sub-Advisory Agreements and whether the Agreements were in the best interests of each Fund and its shareholders. The Board considered the nature and quality of the services to be provided under the Agreements and the overall fairness of the Agreements to the Funds. With respect to the nature and quality of the services to be provided, the Board considered the performance of [___________], in comparison to relevant market indices and to a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk likely to be undertaken by the portfolio manager. The Board also considered NB Management's, Neuberger Berman's, and [Lehman Brothers Asset Management LLC's] positive compliance history, as the firms have been free of significant compliance problems. The Board concluded that NB Management and the sub-advisers could be expected to provide a high level of service to each Fund.

     With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board considered the fee structure of the Agreements and considered whether there were likely to be any fall-out benefits resulting from NB Management's and Neuberger Berman's association with each Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board also considered the contractual and voluntary limit on each Fund's expenses undertaken by NB Management, and the breakpoints built into the structure of each Fund's advisory fee, which reflect a reduction of fees resulting from expected economies of scale. The Board concluded that the fees and other benefits likely to accrue to NB Management and its affiliates by virtue of their relationship to the Funds are reasonable in comparison with the benefits accruing to the Funds.

     In approving the Management and Sub-Advisory Agreements, the Board concluded that the terms of each agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund.

Investment Companies Managed
----------------------------

     As of December 31, 2004, the investment companies managed by NB Management had aggregate net assets of approximately $25.1 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                           December 31, 2004
----                                                           -----------------
Neuberger Berman Cash Reserves....................................$463,274,919
Neuberger Berman Government Money Fund............................$502,621,971
Neuberger Berman High Income Bond Fund............................$840,721,733
Neuberger Berman Limited Maturity Bond Fund.......................$183,857,430
Neuberger Berman Municipal Money Fund.............................$501,714,447
Neuberger Berman Municipal Securities Trust........................$36,579,217
Neuberger Berman Strategic Income Fund.............................$30,698,637
Neuberger Berman Century Fund......................................$12,790,627
Neuberger Berman Fasciano Fund....................................$479,058,985
Neuberger Berman Focus Fund.....................................$1,658,516,157
Neuberger Berman Genesis Fund...................................$8,156,779,653
Neuberger Berman Guardian Fund..................................$1,656,019,647
Neuberger Berman International Fund...............................$296,836,722
Neuberger Berman Manhattan Fund...................................$362,131,879
Neuberger Berman Millennium Fund...................................$52,521,602
Neuberger Berman Partners Fund..................................$1,838,576,651
Neuberger Berman Real Estate Fund..................................$44,800,481

                                                                     Approximate
                                                                   Net Assets at
Name                                                           December 31, 2004
----                                                           -----------------
Neuberger Berman Regency Fund......................................$79,532,787
Neuberger Berman Socially Responsive Fund.........................$331,930,336
Neuberger Berman Advisers Management Trust......................$2,119,040,914
Neuberger Berman Intermediate Municipal Fund Inc..................$490,611,672
Neuberger Berman California Intermediate Municipal Fund Inc.......$160,821,586
Neuberger Berman New York Intermediate Municipal Fund Inc.........$130,877,727
Neuberger Berman Real Estate Income Fund Inc......................$144,275,855
Neuberger Berman Realty Income Fund Inc...........................$819,216,979
Neuberger Berman Real Estate Securities Income Fund Inc. .........$813,483,058
Neuberger Berman Income Opportunity Fund Inc. ....................$424,132,820
Neuberger Berman Dividend Advantage Fund Inc. ....................$184,729,104
Institutional Liquidity Portfolio...............................$2,272,830,744
Prime Portfolio...................................................$749,855,344

     The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman or Lehman Brothers Asset Management LLC are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman and Lehman Brothers Asset Management LLC (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman, Lehman Brothers Asset Management LLC and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman and Lehman Brothers Asset Management LLC that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Code of Ethics
--------------

     The Funds, NB Management, Neuberger Berman and Lehman Brothers Asset Management LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

     Neuberger Berman, NB Management and Lehman Brothers Asset Management LLC are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are:
Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management LLC who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management LLC, are:
Theodore P. Janulis, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

     According to a Schedule 13G jointly filed on February 14, 2005 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 12,161,892 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 5,998,759 of such shares, shared voting power with respect to 1,562,204 of such shares, sole dispositive power with respect to 12,160,907 of such shares, and shared dispositive power with respect to 985 of such shares, and (b) 12,117,617 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

     MUNICIPAL MONEY Fund and NEW YORK MUNICIPAL MONEY Fund offer a class of shares, known as Investor Class. NATIONAL MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund offer a class of shares, known as Reserve Class.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class and Reserve Class shares are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of shares of each Fund's Reserve Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

     For each Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman, or Lehman Brothers Asset Management LLC.

     From time to time, for the Reserve Class, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until [October 31, 2006]. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each class of a Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent.

     Each Fund will try to maintain a stable NAV of $1.00 per share. The Funds value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. Each Fund calculates its NAVs as of [3:00 p.m. Eastern time] on each day the NYSE [and Federal Reserve Wire System ("Federal Reserve")]is open.

                    ADDITIONAL EXCHANGE INFORMATION [UPDATE]

     As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," Municipal Money Fund and New York Municipal Money Fund's Investor Class shareholders may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Equity, Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. An Institution may exchange a Fund's Reserve Class shares for Reserve Class shares of one or more of the other Funds, if made available through that Institution. Currently, only certain Funds have a Reserve Class. Contact your investment provider for more information on how this would work.

EQUITY FUNDS
------------

Neuberger Berman Century Fund              Invests mainly in common stocks of
                                           large-capitalization companies. The
                                           manager seeks to buy companies with
                                           strong earnings growth and the
                                           potential for higher earnings, priced
                                           at attractive levels relative to
                                           their growth rates.

Neuberger Berman Fasciano Fund             Seeks long-term capital growth. The
                                           portfolio manager also may consider a
                                           company's potential for income prior
                                           to selecting it for the Fund. The
                                           Fund invests mainly in the common
                                           stocks of small-cap companies i.e.,
                                           those with a total market value of no
                                           more than $1.5 billion at the time
                                           the Fund first invests in them. In
                                           selecting companies that the manager
                                           believes may have greater potential
                                           to appreciate in price, the manager
                                           will invest the Fund in smaller
                                           companies that are under-followed by
                                           major Wall Street brokerage houses
                                           and large asset management firms.

Neuberger Berman Focus Fund                Seeks long-term capital growth.
                                           Invests mainly in common stocks
                                           selected from 13 multi-industry
                                           sectors of the economy. To maximize
                                           potential return, the Fund normally
                                           makes 90% or more of its investments
                                           in not more than six sectors of the
                                           economy and may invest 50% or more of
                                           its assets in any one sector.

Neuberger Berman Genesis Fund              Seeks growth of capital. Invests
(This fund is closed to new investors.)    mainly in stocks of companies with
                                           small market capitalizations (no more
                                           than $1.5 billion at the time of the
                                           Fund's investment). Fund managers
                                           seek to buy the stocks of undervalued
                                           companies whose current product lines
                                           and balance sheets are strong.

Neuberger Berman Guardian Fund             Seeks long-term growth of capital and
                                           secondarily, current income. Invests
                                           mainly in stocks of mid- to
                                           large-capitalization companies that
                                           are well positioned and are
                                           undervalued in the market.

Neuberger Berman International Fund        Seeks long-term capital appreciation
                                           by investing primarily in foreign
                                           stocks of any capitalization, both in
                                           developed economies and in emerging
                                           markets. The Fund manager seeks
                                           undervalued companies in countries
                                           with strong potential for growth.

EQUITY FUNDS
------------

Neuberger Berman Manhattan Fund            Seeks growth of capital. Invests in
                                           securities believed to have the
                                           maximum potential for long-term
                                           capital appreciation. Fund managers
                                           seek fast-growing companies with
                                           above-average sales and competitive
                                           returns on equity relative to their
                                           peers. Factors in identifying these
                                           firms may include financial strength,
                                           a strong position relative to
                                           competitors and strong earnings
                                           growth relative to competitors.

Neuberger Berman Millennium Fund           Seeks growth of capital by investing
                                           mainly in common stocks of
                                           small-capitalization companies, which
                                           it defines as those with a total
                                           market value of no more than $1.5
                                           billion at the time of initial
                                           investment. The Fund co-managers take
                                           a growth approach to stock selection,
                                           looking for new companies that are in
                                           the developmental stage as well as
                                           older companies that appear poised to
                                           grow because of new products, markets
                                           or management. Factors in identifying
                                           these firms may include financial
                                           strength, a strong position relative
                                           to competitors and a stock price that
                                           is reasonable relative to its growth
                                           rate.

Neuberger Berman                           Seeks capital growth through an
Partners Fund                              approach that is intended to Partners
                                           Fund increase capital with reasonable
                                           risk. The Fund manager looks at
                                           fundamentals, focusing particularly
                                           on cash flow, return on capital, and
                                           asset values.

Neuberger Berman                           Seeks total return through investment
Real Estate Fund                           in real estate securities,
                                           emphasizing both capital appreciation
                                           and current income.

Neuberger Berman                           Seeks growth of capital by investing
Regency Fund                               primarily in common stocks of
                                           mid-capitalization companies which
                                           the manager believes have solid
                                           fundamentals.

Neuberger Berman                           Seeks long-term growth of capital by
Socially Responsive Fund                   investing primarily in securities of
                                           companies that meet the fund's
                                           financial criteria and social policy.

INCOME FUNDS
------------

Neuberger Berman                           A money market fund seeking the
Cash Reserves                              highest current income consistent
                                           with safety and liquidity. The Fund
                                           invests in high-quality money market
                                           instruments. The Fund also may engage
                                           in reverse repurchase agreements and
                                           securities lending. It seeks to
                                           maintain a constant purchase and
                                           redemption price of $1.00.

Lehman Brothers                            Seeks to maximize total return
Core Bond Fund                             through a combination of income and
                                           capital appreciation.  The Fund
                                           normally invests in high quality
                                           fixed-income securities.  Corporate
                                           bonds, commercial paper or bonds
                                           secured by assets such as home
                                           mortgages, generally, must at least
                                           be an A*/; bonds issued by the U.S.
                                           Government or its agencies are
                                           considered high quality.

Neuberger Berman                           A U.S. Government money market fund
Government Money Fund                      seeking maximum safety and liquidity
                                           and the highest available current
                                           income. The Fund invests in
                                           securities issued or guaranteed as to
                                           principal or interest by the U.S.
                                           Government, its agencies and
                                           instrumentalities and repurchase
                                           agreements on such securities. The
                                           Fund also may engage in reverse
                                           repurchase agreements and securities
                                           lending. It seeks to maintain a
                                           constant purchase and redemption
                                           price of $1.00.

Neuberger Berman                           Seeks high total returns consistent
High Income Bond Fund                      with capital presentation. The Fund
                                           normally invests primarily in a
                                           diversified portfolio of U.S.
                                           intermediate-term, high-yield
                                           corporate bonds, including those
                                           sometimes known as "junk" bonds.

Neuberger Berman                           Seeks the highest current income
Limited Maturity Bond Fund                 consistent with low risk to principal
                                           and liquidity and, secondarily, total
                                           return. The Fund invests in debt
                                           securities, primarily investment
                                           grade; maximum 10% below investment
                                           grade, but no lower than B.*/ Maximum
                                           average duration of four years.

MUNICIPAL FUNDS
---------------

Neuberger Berman                           A money market fund seeking the
Municipal Money Fund                       maximum current income exempt from
                                           federal income tax, consistent with
                                           safety and liquidity. The Fund
                                           invests in high-quality, short-term
                                           municipal securities. It seeks to
                                           maintain a constant purchase and
                                           redemption price of $1.00.

Neuberger Berman Municipal Securities      Seeks high current tax-exempt income
Trust                                      with low risk to principal, limited
                                           price fluctuation, and liquidity and,
                                           secondarily, total return. The Fund
                                           invests in investment grade municipal
                                           securities with a maximum average
                                           duration of 10 years.

*/   As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any Fund described herein, and any of the Equity Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, MUNICIPAL MONEY Fund, NATIONAL MUNICIPAL MONEY Fund NEW YORK MUNICIPAL MONEY Fund, or TAX-FREE MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE [or Federal Reserve] is closed, (2) when trading on the NYSE [or Federal Reserve] is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE [and Federal Reserve] is open ("Business Day") after termination of the suspension.

     Each Fund calculates its share price as of [3:00 p.m.] on days on which the NYSE [and Federal Reserve] is open. If the NYSE [or Federal Reserve] were to close regular trading before [3:00 p.m.], each Fund would price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when Management determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund will distribute to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), any net capital gains (both long-term and short-term) and net gains from foreign currency transactions it earns or realizes. A Fund's net investment income, for financial accounting purposes, will consist of all income accrued on portfolio assets less accrued expenses but will not include capital and foreign currency gains and losses. Net gains and losses, are reflected in a Fund's NAV until distributed. Each Fund will calculate its net investment income and share price as of noon (Eastern time) on each Business Day.

     Income dividends for each Fund will be declared daily; dividends declared for each month will be paid on the last Business Day of the month. Shares of each Fund will begin earning income dividends on the Business Day the proceeds of the purchase order have been converted to "federal funds" if converted by [3:00 p.m.] (Eastern time) that day, or the next day if so converted after that time, and will continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally will be paid once annually, in December.

     Each Fund's dividends and other distributions will be automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions will be subject to federal, state, and/or local income taxation, they will be taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

     A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

     To qualify for treatment as a RIC under the Code, each Fund - which will be treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses.

     By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" would be taxable at the federal income tax rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

     Interest and dividends a Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     When a covered call option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

     If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a Futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     Each Fund may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     Each Fund may acquire zero coupon or other securities issued with OID. As a holder of those securities, each Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Taxation of the Funds' Shareholders
-----------------------------------

     Each Fund is required to withhold 28% of all dividends and capital gain distributions payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

     Dividends a Fund pays to a foreign shareholder other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The American Jobs Creation Act of 2004, however, created two categories of dividends, "interest-related dividends" and "short-term capital gain dividends," that, if properly designated by a Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008.

     As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

New York Tax Matters
--------------------

     Dividends paid by NEW YORK MUNICIPAL MONEY Fund are exempt from New York State and New York City personal income taxes applicable to individuals who reside in New York State and New York City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payment on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands, Guam and other U.S. territories. Other distributions from that Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State and New York City personal income taxes. Distributions to a corporate shareholder will be subject to New York State corporate franchise tax and New York City general corporation tax.

     Investment in NEW YORK MUNICIPAL MONEY Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on distributions received from that Fund.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares is not deductible for New York State or New York City personal income tax purposes.

     Under current applicable New York State law, the highest marginal New York State income tax rate imposed on individuals is 7.7%. The highest marginal New York City income tax rate currently imposed on individuals is 4.45%. Shareholders subject to taxation in a state other then New York will realize a lower after tax rate of return if distributions from NEW YORK MUNICIPAL MONEY Fund are not exempt from taxation in such other state.

     The foregoing briefly summarizes some of the important federal income tax and New York State and New York City personal income tax consequences to investors in NEW YORK MUNICIPAL MONEY Fund, reflects the federal and New York State and New York City income tax laws as of the date of the prospectuses, and does not address special tax rules applicable to certain types of investors, such as corporate or foreign investors. It is not intended as a substitute for careful tax planning. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers.

NB Management also may consider the brokerage and research services that broker-dealers provide to the Fund or NB Management. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

     In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation.

     A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

     During the fiscal year ended October 31, 2004, MUNICIPAL MONEY Fund did not acquire any securities of its "regular brokers or dealers". At October 31, 2004, that Fund held none of the securities of its "regular brokers or dealers."

     Since NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund are new, those Funds did not acquire any securities of its "regular brokers or dealers" and those Funds held none of the securities of its "regular brokers or dealers."

     No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     The Funds may, from time to time, loan portfolio securities to Neuberger Berman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Funds is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Funds to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission.

Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Funds, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Funds. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     The Funds expect that they will continue to execute a portion of their transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

Proxy Voting
------------

     The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

     Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

     Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

     In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third-party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third-party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." Each Fund's President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to a Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to a Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Directors reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to a Code of Ethics adopted by the Funds, NB Management, Neuberger Berman and Lehman Brothers Asset Management LLC ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds' shareholders. The Code also prohibits any person associated with the Funds, NB Management, Neuberger Berman, or Lehman Brothers Asset Management LLC, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     RATING, RANKING AND RESEARCH AGENCIES. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Funds provide their complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Funds also provide their complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any

Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Funds either have or expect to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Funds' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Funds.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has ten separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds." MUNICIPAL MONEY Fund was previously named Neuberger Berman MUNICIPAL MONEY Fund prior to the date of this SAI.

     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the

Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

     OTHER. Because Reserve Fund shares may be bought, owned and sold through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     MUNICIPAL MONEY Fund and NATIONAL MUNICIPAL MONEY Fund have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm who will audit their financial statements. NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund have selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm who will audit their financial statements.

                                  LEGAL COUNSEL

     Each Fund has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of [________], 2005, the following are all of the beneficial and record owners of more than five percent of MUNICIPAL MONEY Fund. NATIONAL MUNICIPAL MONEY Fund, NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund have not yet commenced operations as of the date of this SAI. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                            NAME & ADDRESS                PERCENT OWNED
MUNICIPAL MONEY FUND

                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     NATIONAL MUNICIPAL MONEY Fund, NEW YORK MUNICIPAL MONEY Fund and TAX-FREE MONEY Fund have not yet commenced operations as of the date of this SAI and therefore had no financial statements. The following financial statements and related documents are incorporated herein by reference for MUNICIPAL MONEY Fund from the Neuberger Berman Income Funds' Annual Report to shareholders for the fiscal year ended October 31, 2004:

     The audited financial statements of Neuberger Berman Income Funds and the notes thereto for the fiscal year ended October 31, 2004, and the reports of Ernst & Young LLP, Independent Registered Public
     Accounting Firm, with respect to Neuberger Berman Municipal Money
     Fund.

     The following financial statements and related documents are incorporated herein by reference for MUNICIPAL MONEY Fund from the Neuberger Berman Income Funds' Semi-Annual Report to shareholders for the period ended April 30, 2005:

     The unaudited financial statements of the Neuberger Berman Municipal Money Fund and notes thereto for the fiscal period ended April 30, 2005.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 47 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS
-------     --------

          EXHIBIT      DESCRIPTION
          NUMBER       -----------
          ------

          (a)          (1)   Restated Certificate of Trust.  Incorporated
                             by Reference to Post-Effective Amendment
                             No. 26 to Registrant's Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802
                             (Filed December 29, 1998).

                       (2) Trust Instrument of Neuberger Berman Income Funds. Incorporated by Reference to
                             Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement on Form
                             N-1A, File Nos. 2-85229 and 811-3802 (Filed
                             February 23, 1996).

                       (3) Form of Amended Trust Instrument Schedule A - Listing the current series and classes of Neuberger Berman Income Funds. Filed herewith.

          (b)          By-Laws of Neuberger Berman Income Funds.
                       Incorporated by Reference to Post-Effective
                       Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

          (c)          (1)   Trust Instrument of Neuberger Berman Income
                             Funds, Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No.
                             21 to Registrant's Registration Statement on
                             Form N-1A, File Nos. 2-85229 and 811-3802
                             (Filed February 23, 1996).

                       (2) By-Laws of Neuberger Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                             February 23, 1996).

          (d)          (1)   Management Agreement Between Neuberger Berman
                             Income Funds and Neuberger Berman Management
                             Inc.  Incorporated by Reference to
                             Post-Effective Amendment No. 42 to
                             Registrant's Registration Statement on Form
                             N-1A, File Nos. 2-85229 and 811-3802 (Filed
                             February 27, 2004).

                       (2) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Neuberger Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 27, 2004).

          EXHIBIT      DESCRIPTION
          NUMBER       -----------
          ------

                       (3) Management Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Funds where Lehman Brothers Asset Management LLC is the Sub-Advisor. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             June 1, 2005).

                       (4) Form of Amended Schedule A and B to the Management Agreement Between Neuberger Berman Income
                             Funds and Neuberger Berman Management Inc.
                             with Respect to Funds where Lehman Brothers
                             Asset Management LLC is the Sub-Advisor. Filed herewith.

                       (5) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             June 1, 2005).

                       (6) Form of Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Filed herewith.

          (e)          (1)   Distribution Agreement Between Neuberger
                             Berman Income Funds and Neuberger Berman
                             Management Inc. with Respect to Investor Class
                             Shares.  Incorporated by Reference to
                             Post-Effective Amendment No. 42 to
                             Registrant's Registration Statement on Form
                             N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 27, 2004).

                       (2) Form of Amended Schedule A to the Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Filed herewith.

                       (3) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 27, 2004).

                       (4) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 27, 2004).

                       (5) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             June 1, 2005).

          EXHIBIT      DESCRIPTION
          NUMBER       -----------
          ------

                       (6) Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed June 1, 2005).

                       (7) Form of Distribution Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Filed herewith.

          (f)          Bonus, Profit Sharing Contracts.  None.

          (g)          (1)   Custodian Contract Between Neuberger Berman
                             Income Funds and State Street Bank and Trust
                             Company.  Incorporated by Reference to
                             Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement on Form
                             N-1A, File Nos. 2-85229 and 811-3802 (Filed
                             February 23, 1996).

                       (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                             January 31, 1997).

          (h)          (1)   (i)   Transfer Agency and Service Agreement
                                   Between Neuberger Berman Income Funds
                                   and State Street Bank and Trust
                                   Company.  Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement on
                                   Form N-1A, File Nos. 2-85229 and
                                   811-3802 (Filed February 23, 1996).

                             (ii)  First Amendment to Transfer Agency and
                                   Service Agreement between Neuberger
                                   Berman Income Funds and State Street
                                   Bank and Trust Company.  Incorporated by
                                   Reference to Post-Effective Amendment
                                   No. 21 to Registrant's Registration
                                   Statement on Form N-1A, File Nos.
                                   2-85229 and 811-3802 (Filed February 23,
                                   1996).

                             (iii) Schedule of Compensation under the
                                   Transfer Agency and Service Agreement.
                                   Incorporated by Reference to
                                   Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement on
                                   Form N-1A, File Nos. 2-85229 and
                                   811-3802 (Filed January 31, 1997).

                       (2) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 27, 2004).

                       (3) Form of Amended Schedule A to the Administration Agreement Between Neuberger Berman Income
                             Funds and Neuberger Berman Management Inc.
                             with Respect to Investor Class Shares. Filed herewith.

          EXHIBIT      DESCRIPTION
          NUMBER       -----------
          ------

                       (4) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 27, 2004).

                       (5) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 27, 2004).

                       (6) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             June 1, 2005).

                       (7) Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed June 1, 2005).

                       (8) Form of Administration Agreement Between Neuberger Berman Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Filed herewith.

          (i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham with Respect to Securities Matters of the Registrant. To be filed by subsequent amendment.

          (j) Consent of Independent Registered Public Accounting Firm. To be filed by subsequent amendment.

          (k)          Financial Statements Omitted from Prospectus.  None.

          (l)          Letter of Investment Intent.  None.

          (m) Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed June 1, 2005).

          (n)          Amended and Restated Plan Pursuant to Rule 18f-3.
                       To be filed by subsequent amendment.

          EXHIBIT      DESCRIPTION
          NUMBER       -----------
          ------

          (o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A File Nos. 2-85229 and 811-3802 (Filed June 2, 2003).

          (p)          (1)   Code of Ethics for Registrant, Investment
                             Adviser and Underwriter.  Incorporated by
                             Reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form
                             N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             February 25, 2005).

                       (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed
                             March 18, 2005).


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------     --------------------------------------------------------------

      No person is controlled by or under common control with the Registrant.

ITEM 25.    INDEMNIFICATION.
-------     ------------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreements between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

     Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

     Section 6 of the Sub-Advisory Agreement between NB Management and Lincoln Capital Fixed Income Management Company LLC ("Lincoln Capital") with respect to the Registrant or any series thereof, provides that neither Lincoln Capital nor any director, officer or employee of Lincoln Capital performing services for any series of the Registant shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Registrant or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

     Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER.
-------    ---------------------------------------------------------------------

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Claudia Brandon               Vice President, Neuberger Berman, LLC since
Vice President/Mutual Fund    2002; Employee, Neuberger Berman, LLC since
Board Relations,              1999; Secretary, Neuberger Berman Advisers
NB Management since May       Management Trust; Secretary, Neuberger Berman
2000; Vice President, NB      Equity Funds; Secretary, Neuberger Berman Income
Management from 1986-1999.    Funds; Secretary, Neuberger Berman Real Estate
                              Income Fund Inc.; Secretary, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Secretary,
                              Neuberger Berman New York Intermediate Municipal
                              Fund Inc.; Secretary, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Secretary, Neuberger Berman Realty Income Fund
                              Inc.; Secretary, Neuberger Berman Income
                              Opportunity Fund Inc.; Secretary, Neuberger
                              Berman Real Estate Securities Income Fund Inc.;
                              Secretary, Neuberger Berman Dividend Advantage
                              Fund Inc.; Secretary, Neuberger Berman
                              Institutional Liquidity Series; Secretary,
                              Lehman Brothers Institutional Liquidity Series;
                              Secretary, Institutional Liquidity Trust;
                              Secretary, Lehman Brothers Reserve Liquidity
                              Series.

Thomas J. Brophy              Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman California
Management since March 2000.  Intermediate Municipal Fund Inc.; Portfolio
                              Manager, Neuberger Berman Intermediate Municipal
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              Portfolio Manager, Neuberger Berman Municipal
                              Money Fund and Neuberger Berman Municipal
                              Securities Trust, each a series of Neuberger
                              Berman Income Funds.

Steven R. Brown               Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman Real Estate
Management since 2002.        Income Fund Inc.; Portfolio Manager, Neuberger
                              Berman Realty Income Fund Inc.; Portfolio
                              Manager, Neuberger Berman Income Opportunity
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              Real Estate Securities Income Fund Inc.;
                              Portfolio Manager, Neuberger Berman Dividend
                              Advantage Fund Inc.; Portfolio Manager,
                              Neuberger Berman Real Estate Fund, a series of
                              Neuberger Berman Equity Funds.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Lori Canell                   Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman California
Management.                   Intermediate Municipal Fund Inc.; Portfolio
                              Manager, Neuberger Berman Intermediate Municipal
                              Fund Inc.; Portfolio Manager, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              Portfolio Manager, Neuberger Berman Municipal
                              Securities Trust, a series of Neuberger Berman
                              Income Funds.

Robert Conti                  Senior Vice President of Neuberger Berman, LLC,
Senior Vice President,        since 2003; Vice President, Neuberger Berman,
NB Management since November  LLC, from 1999 to 2003; Vice President,
2000; Treasurer, NB           Neuberger Berman Income Funds; Vice President,
Management until May 2000.    Neuberger Berman Equity Funds; Vice President,
                              Neuberger Berman Advisers Management Trust; Vice
                              President, Neuberger Berman Real Estate Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Intermediate Municipal Fund Inc.; Vice President
                              Neuberger Berman New York Intermediate Municipal
                              Fund Inc.; Vice President, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Vice President, Neuberger Berman Realty Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Income Opportunity Fund Inc.; Vice President,
                              Neuberger Berman Real Estate Securities Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Dividend Advantage Fund Inc.; Vice President,
                              Neuberger Berman Institutional Liquidity Series;
                              Vice President, Lehman Brothers Institutional
                              Liquidity Series; Vice President, Institutional
                              Liquidity Trust; Vice President; Lehman Brothers
                              Reserve Liquidity Series.

Robert B. Corman              Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Focus Fund,
NB Management since 2003.     a series of Neuberger Berman Equity Fund;
                              Portfolio Manager, Focus Portfolio, a series of
                              Neuberger Berman Advisers Management Trust.

Robert W. D'Alelio            Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Genesis
NB Management.                Fund, a series of Neuberger Berman Equity Fund.

Ingrid Dyott                  Vice President, Neuberger Berman, LLC; Portfolio
Vice President,               Manager, Neuberger Berman Socially Responsive
NB Management.                Fund, a series of Neuberger Berman Equity Fund;
                              Portfolio Manager, Socially Responsive
                              Portfolio, a series of Neuberger Berman Advisers
                              Management Trust.

Michael F. Fasciano           Managing Director, Neuberger Berman, LLC since
Vice President, NB            March 2001; President, Fasciano Company Inc.
Management since March 2001.  until March 2001; Portfolio Manager, Fasciano
                              Fund Inc. until March 2001; Portfolio Manager,
                              Neuberger Berman Fasciano Fund, a series of
                              Neuberger Berman Equity Fund; Portfolio Manager,
                              Fasciano Portfolio, a series of Neuberger Berman
                              Advisers Management Trust.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Brian J. Gaffney              Managing Director, Neuberger Berman, LLC since
Senior Vice President,        1999; Vice President, Neuberger Berman Income
NB Management since November  Funds; Vice President, Neuberger Berman Equity
2000; Vice President, NB      Funds; Vice President, Neuberger Berman Advisers
Management from April 1997    Management Trust; Vice President, Neuberger
through November 1999.        Berman Real Estate Income Fund Inc.; Vice
                              President, Neuberger Berman Intermediate
                              Municipal Fund Inc.; Vice President, Neuberger
                              Berman New York Intermediate Municipal Fund
                              Inc.; Vice President, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Vice President, Neuberger Berman Realty Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Income Opportunity Fund Inc.; Vice President,
                              Neuberger Berman Real Estate Securities Income
                              Fund Inc.; Vice President, Neuberger Berman
                              Dividend Advantage Fund Inc.; Vice President,
                              Neuberger Berman Institutional Liquidity Series;
                              Vice President, Lehman Brothers Institutional
                              Liquidity Series; Vice President, Institutional
                              Liquidity Trust; Vice President, Lehman Brothers
                              Reserve Liquidity Series.

Theodore P. Giuliano          Managing Director, Neuberger Berman, LLC;
Vice President (and Director  Portfolio Manager, Neuberger Berman Cash
until February 2001),         Reserves, Neuberger Berman Government Money
NB Management.                Fund, Neuberger Berman Limited Maturity Bond
                              Fund, Neuberger Berman Municipal Money Fund and
                              Neuberger Berman Municipal Securities Trust, each a series of Neuberger Berman Income Funds;
                              Portfolio Manager, Limited Maturity Bond
                              Portfolio, a series of Neuberger Berman Advisers
                              Management Trust.

Joseph K. Herlihy             Senior Vice President and Treasurer, Neuberger
Treasurer, NB Management.     Berman, LLC; Treasurer, Neuberger Berman Inc.

Kelly M. Landron              None.
Vice President, NB
Management Inc. since March
2000.

Jeffrey B. Lane               Chief Executive Officer and President, Neuberger
Director, NB Management       Berman, LLC; Director, Chief Executive Officer
since February 2001.          and President, Neuberger Berman Inc.; Director,
                              Neuberger Berman Trust Company from June 1999 until November 2000.

Robert Matza                  Executive Vice President and Chief Operating
Director, NB Management       Officer, Neuberger Berman, LLC since January
since April 2000.             2001; prior thereto, Executive Vice President
                              and Chief Administrative Officer, Neuberger
                              Berman, LLC; Executive Vice President, Chief
                              Operating Officer and Director, Neuberger Berman
                              Inc. since January 2001, prior thereto,
                              Executive Vice President, Chief Administrative
                              Officer and Director, Neuberger Berman Inc.

Arthur Moretti                Managing Director, Neuberger Berman, LLC since
Vice President, NB            June 2001; Managing Director, Eagle Capital from
Management since June 2001.   January 1999 until June 2001; Portfolio Manager,
                              Neuberger Berman Guardian Fund and Neuberger
                              Berman Socially Responsive Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                              Manager, Guardian Portfolio and Socially
                              Responsive Portfolio, each a series of Neuberger
                              Berman Advisers Management Trust.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

S. Basu Mullick               Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Partners
NB Management.                Fund and Neuberger Berman Regency Fund, each a
                              series of Neuberger Berman Equity Funds;
                              Portfolio Manager, Partners Portfolio and
                              Regency Portfolio, each a series of Neuberger
                              Berman Advisers Management Trust.

Wayne C. Plewniak             Managing Director, Neuberger Berman, LLC;
Vice President, NB            Portfolio Manager, Neuberger Berman Income
Management since 2002.        Opportunity Fund Inc; Portfolio Manager,
                              Neuberger Berman High Income Bond Fund, a series of Neuberger Berman Income Funds; Portfolio
                              Manager, High Income Bond Portfolio, a series of
                              Neuberger Berman Advisers Management Trust.

Jack L. Rivkin                Executive Vice President, Neuberger Berman, LLC;
Chairman and Director, NB     Executive Vice President, Neuberger Berman Inc.;
Management since December     President and Director, Neuberger Berman Real
2002.                         Estate Income Fund Inc; President and Director,
                              Neuberger Berman Intermediate Municipal Fund
                              Inc.; President and Director, Neuberger Berman
                              New York Intermediate Municipal Fund Inc.;
                              President and Director, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              President and Trustee, Neuberger Berman Advisers
                              Management Trust; President and Trustee,
                              Neuberger Berman Equity Funds; President and
                              Trustee, Neuberger Berman Income Funds;
                              President and Director, Neuberger Berman Realty
                              Income Fund Inc.; President and Director,
                              Neuberger Berman Income Opportunity Fund Inc.;
                              President and Director, Neuberger Berman Real
                              Estate Securities Income Fund Inc.; President and Director, Neuberger Berman Dividend
                              Advantage Fund Inc.; President and Trustee,
                              Neuberger Berman Institutional Liquidity Series;
                              President and Trustee, Lehman Brothers
                              Institutional Liquidity Series; President and
                              Trustee, Institutional Liquidity Trust;
                              President and Trustee, Lehman Brothers Reserve
                              Liquidity Series.

Benjamin E. Segal             Managing Director, Neuberger Berman, LLC since
Vice President,               November 2000, prior thereto, Vice President,
NB Management.                Neuberger Berman, LLC; Portfolio Manager,
                              Neuberger Berman International Fund and
                              Neuberger Berman International Institutional
                              Fund, each a series of Neuberger Berman Equity
                              Funds; Portfolio Manager, International
                              Portfolio, a series of Neuberger Berman Advisers
                              Management Trust.

Kent C. Simons                Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Focus Fund,
NB Management.                a series of Neuberger Berman Equity Fund;
                              Portfolio Manager, Focus Portfolio, a series of
                              Neuberger Berman Advisers Management Trust.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Peter E. Sundman              Executive Vice President, Neuberger Berman, LLC;
President and Director,       Executive Vice President and Director, Neuberger
NB Management.                Berman Inc.; Chairman of the Board, Chief
                              Executive Officer and Trustee, Neuberger Berman
                              Income Funds; Chairman of the Board, Chief
                              Executive Officer and Trustee, Neuberger Berman
                              Advisers Management Trust; Chairman of the
                              Board, Chief Executive Officer and Trustee,
                              Neuberger Berman Equity Funds; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Real Estate Income Fund Inc.;
                              Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Intermediate
                              Municipal Fund Inc.; Chairman of the Board,
                              Chief Executive Officer and Director, Neuberger
                              Berman New York Intermediate Municipal Fund
                              Inc.; Chairman of the Board, Chief Executive
                              Officer and Director, Neuberger Berman
                              California Intermediate Municipal Fund Inc.;
                              Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Realty Income
                              Fund Inc.; Chairman of the Board, Chief
                              Executive Officer and Director, Neuberger Berman
                              Income Opportunity Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Director,
                              Neuberger Berman Real Estate Securities Income
                              Fund Inc.; Chairman of the Board, Chief
                              Executive Officer and Director, Neuberger Berman
                              Dividend Advantage Fund Inc.; Chairman of the
                              Board, Chief Executive Officer and Trustee,
                              Neuberger Berman Institutional Liquidity Series;
                              Chairman of the Board, Chief Executive Officer and Trustee, Lehman Brothers Institutional
                              Liquidity Series; Chairman of the Board, Chief
                              Executive Officer and Trustee, Institutional
                              Liquidity Trust; Chairman of the Board, Chief
                              Executive Officer and Trustee, Lehman Brothers
                              Reserve Liquidity Series.

Judith M. Vale                Managing Director, Neuberger Berman, LLC;
Vice President,               Portfolio Manager, Neuberger Berman Genesis
NB Management.                Fund, a series of Neuberger Berman Equity Fund.

     The principal address of NB Management, Neuberger Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

     The description of LBAM under the caption "Investment Management and Administration Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of LBAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42006) is incorporated herein by reference.

ITEM 27.    PRINCIPAL UNDERWRITERS.
-------     -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Series
            Lehman Brothers Reserve Liquidity Series

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                         POSITIONS AND OFFICES          POSITIONS AND OFFICES
   NAME                  WITH UNDERWRITER               WITH REGISTRANT
   ----                  ----------------               ---------------
   Claudia Brandon       Vice President/Mutual Fund     Secretary
                         Board Relations
   Thomas J. Brophy      Vice President                 None
   Steven R. Brown       Vice President                 None
   Lori Canell           Vice President                 None
   Phillip R. Carroll    Chief Compliance Officer       Chief Compliance Officer
   Robert Conti          Senior Vice President          Vice President
   Robert B. Corman      Vice President                 None
   Robert W. D'Alelio    Vice President                 None
   Ingrid Dyott          Vice President                 None
   Michael F. Fasciano   Vice President                 None
   Brian J. Gaffney      Senior Vice President          Vice President
   Maxine L. Gerson      General Counsel and Secretary  None
   Theodore P. Giuliano  Vice President                 None
   Joseph K. Herlihy     Treasurer                      None
   Kelly M. Landron      Vice President                 None
   Jeffrey B. Lane       Director                       None
   Robert Matza          Director                       None
   Arthur Moretti        Vice President                 None
   S. Basu Mullick       Vice President                 None
   Wayne C. Plewniak     Vice President                 None
   Jack L. Rivkin        Chairman and Director          President and Trustee
   Benjamin E. Segal     Vice President                 None
   Kent C. Simons        Vice President                 None
   Peter E. Sundman      President and Director         Trustee and Chairman of
                                                        the Board
   Judith M. Vale        Vice President                 None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.
-------     ---------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 29.    MANAGEMENT SERVICES.
-------     --------------------

     Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

ITEM 30.    UNDERTAKINGS.
-------     -------------

      None.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 4th day of October 2005.


                                          NEUBERGER BERMAN INCOME FUNDS


                                          By:   /s/ Jack L. Rivkin
                                               -------------------------
                                          Name:  Jack L. Rivkin*
                                          Title:  President and Trustee


     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 47 has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                             TITLE                         DATE
---------                             -----                         ----

                              Chairman of the Board, Chief
/s/ Peter E. Sundman          Executive Officer and Trustee     October 4, 2005
----------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin                President and Trustee         October 4, 2005
----------------------------
Jack L. Rivkin*

                              Treasurer and Principal Financial
/s/ John M. McGovern            and Accounting Officer          October 3, 2005
----------------------------
John M. McGovern

/s/ John Cannon                          Trustee                October 4, 2005
----------------------------
John Cannon*

/s/ Faith Colish                         Trustee                October 4, 2005
----------------------------
Faith Colish*

/s/ C. Anne Harvey                       Trustee                October 4, 2005
----------------------------
C. Anne Harvey*

/s/ Barry Hirsch                         Trustee                October 4, 2005
----------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                     Trustee                October 4, 2005
----------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                     Trustee                October 4, 2005
----------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                    Trustee                October 4, 2005
----------------------------
Edward I. O'Brien*

/s/ William E. Rulon                     Trustee                October 4, 2005
----------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                    Trustee                October 4, 2005
----------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                      Trustee                October 4, 2005
----------------------------
Tom Decker Seip*

/s/ Candace L. Straight                  Trustee                October 4, 2005
----------------------------
Candace L. Straight*

/s/ Peter P. Trapp                       Trustee                October 4, 2005
----------------------------
Peter P. Trapp*

* Signatures affixed by Arthur C. Delibert on October 4, 2005 pursuant to power of attorney filed with Post-Effective Amendment No. 38 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, on February 28, 2003.